UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2021

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the “Funds”) for the six months ended March 31, 2021. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 20, 2021	Linda S. Martinson Chairman, President and Chief Operating Officer May 20, 2021	Peggy Wong Treasurer and Chief Financial Officer May 20, 2021

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron FinTech Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	13.88%	57.89%	20.00%	19.74%	14.44%	12.23%
Baron Asset Fund — Institutional Shares[1,2,4]	14.02%	58.28%	20.31%	20.05%	14.74%	12.34%
Baron Asset Fund — R6 Shares[1,2,4]	14.02%	58.29%	20.31%	20.05%	14.74%	12.34%
Russell Midcap Growth Index[1]	18.35%	68.61%	19.41%	18.39%	14.11%	10.93%	[3]
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	13.91%	10.34%

*	Not Annualized.

[1]

The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2021.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2021 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
IDEXX Laboratories, Inc.	6.4%
Gartner, Inc.	5.0%
Mettler-Toledo International, Inc.	3.9%
ANSYS, Inc.	3.5%
Vail Resorts, Inc.	3.1%
CoStar Group, Inc.	3.1%
Verisk Analytics, Inc.	3.0%
Zillow Group, Inc.	2.9%
Bio-Techne Corporation	2.7%
Guidewire Software, Inc.	2.5%

36.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Asset Fund1 increased 13.88%, while the Russell Midcap Growth Index rose 18.35% and the S&P 500 Index rose 19.07%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks outperformed mid- and large-cap stocks during this period.

Health Care, Information Technology, and Consumer Discretionary investments contributed the most in the period. Real Estate was a slight detractor in the period.

Gartner, Inc. was the top contributor during the period. After taking a hit during the pandemic due to the shutdown of its events business, shares of this provider of syndicated research increased on financial results that bested analyst forecasts. Growth in the company’s research business has stabilized and is poised to return to double-digit levels, while its events business should add to financial results as travel restrictions ease. We expect improved revenue growth combined with renewed focus on cost control will drive margin expansion and enhanced free cash flow generation. Gartner’s balance sheet is in excellent shape, and we expect an acceleration in repurchases.

The top detractor was tower REIT SBA Communications Corp. After strong performance earlier in 2020, shares gave up some gains as the market rotated into laggards and a slight backup in interest rates impacted companies with elevated valuations. SBA owns and operates 30,000 cell phone towers, with 16,000 in the U.S. and 14,000 internationally. We retain conviction due to durable demand drivers in data growth and video as well as the company’s ability to consistently return capital to shareholders via share buybacks and dividends.

We do not invest based on our insights into macroeconomic, political, or, more recently, public health issues. Nevertheless, we are optimistic that near-term business conditions seem favorable for our investments — vaccinations are proceeding rapidly, and the reopening of the domestic economy appears imminent, significant fiscal stimulus in the form of infrastructure and related spending seems likely, and interest rates, though recently elevated, remain below historic levels.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of accelerating changes in technology and consumer preferences, many of which have been impacted by the pandemic. We remain optimistic that this approach will generate strong performance for our portfolio, regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	22.07%	72.42%	21.16%	19.60%	13.83%	13.92%
Baron Growth Fund — Institutional Shares[1,2,3]	22.23%	72.85%	21.47%	19.91%	14.13%	14.06%
Baron Growth Fund — R6 Shares[1,2,3]	22.24%	72.85%	21.47%	19.91%	14.13%	14.06%
Russell 2000 Growth Index[1]	35.92%	90.20%	17.16%	18.61%	13.02%	9.15%
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	13.91%	10.67%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2021 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
MSCI, Inc.	8.4%
Penn National Gaming, Inc.	7.6%
Vail Resorts, Inc.	6.7%
CoStar Group, Inc.	5.7%
ANSYS, Inc.	5.0%
IDEXX Laboratories, Inc.	4.6%
FactSet Research Systems, Inc.	4.3%
Iridium Communications Inc.	4.1%
Arch Capital Group Ltd.	4.1%
Bio-Techne Corporation	3.8%

54.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Growth Fund1 increased 22.07%, while the Russell 2000 Growth Index increased 35.92% and the S&P 500 Index increased 19.07%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks also did relatively well during this period.

Consumer Discretionary, Financials, and Health Care holdings contributed the most. No sectors detracted.

Regional casino operator Penn National Gaming, Inc. was the top contributor. The stock price increased in the period on strong market share gains in the online sports betting and gaming markets in Michigan and the opening of the large Illinois online sports betting market. Solid sequential growth in revenue and sustained margin improvement in its bricks and mortar operations also helped boost the share price. We think these positive developments will improve the company’s balance sheet and EBITDA, leading to free cash flow conversion.

FactSet Research Systems, Inc., a leading provider of investment management tools, was the leading detractor from performance. Despite solid financial results, after a strong run during the pandemic, shares gave back some gains as part of a broader market rotation as steady, compounding stocks fell out of favor. We retain conviction due to FactSet’s large addressable market, consistent execution on both new product development and financial results, and robust free cash flow generation.

We do not invest based on our insights into macroeconomic, political, or, more recently, public health issues. Nevertheless, we are optimistic that near-term business conditions seem favorable for our investments — vaccinations are proceeding rapidly, and the reopening of the domestic economy appears imminent, significant fiscal stimulus in the form of infrastructure and related spending seems likely, and interest rates, though recently elevated, remain below historic levels.

We continue to adhere to our longstanding investment methodology while working hard to identify beneficiaries of accelerating changes in technology and consumer preferences, many of which have been impacted by the pandemic. We remain optimistic that this approach will generate strong performance for our portfolio, regardless of the economic climate.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

[2]	Represents less than 0.05% of total investments.

Baron Small Cap Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	20.58%	87.89%	20.38%	20.87%	13.38%	11.34%
Baron Small Cap Fund — Institutional Shares[1,2,3]	20.72%	88.40%	20.71%	21.19%	13.68%	11.48%
Baron Small Cap Fund — R6 Shares[1,2,3]	20.73%	88.43%	20.70%	21.18%	13.67%	11.48%
Russell 2000 Growth Index[1]	35.92%	90.20%	17.16%	18.61%	13.02%	7.57%
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	13.91%	8.31%

*	Not Annualized.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2021 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
Installed Building Products, Inc.	3.6%
Gartner, Inc.	3.6%
ASGN Incorporated	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Vertiv Holdings, LLC	2.7%
Floor & Decor Holdings, Inc.	2.6%
Penn National Gaming, Inc.	2.5%
Guidewire Software, Inc.	2.4%
ICON Plc	2.3%
Aspen Technology, Inc.	2.3%

27.8%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Small Cap Fund1 increased 20.58%, while the Russell 2000 Growth Index increased 35.92% and the S&P 500 Index increased 19.07%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks outperformed mid- and large-cap stocks during this period.

Holdings in Information Technology, Industrials, and Consumer Discretionary contributed the most. Real Estate investments detracted slightly.

Gartner, Inc. was the top contributor during the period. After taking a hit during the pandemic due to the shutdown of its events business, shares of this provider of syndicated research increased on financial results that bested analyst forecasts. Growth in the company’s research business has stabilized and is poised to return to double-digit levels, while its events business should add to financial results as travel restrictions ease. We expect improved revenue growth combined with renewed focus on cost control will drive margin expansion and enhanced free cash flow generation. Gartner’s balance sheet is in excellent shape, and we expect an acceleration in repurchases.

Clarivate Plc, a provider of IP and scientific information, tools, and services, was the top detractor. The stock fell on mixed financial results coupled with a broader rotation out of high-growth technology-related stocks that benefited earlier in the pandemic. We continue to believe that Clarivate will be a steady earnings compounder with M&A optionality, which should drive solid returns over a multi-year period.

As we look out to the rest of 2021, we expect the economy to recover quickly with growth rates of 6% to 8% in GDP, the strongest in 40 years. All economic segments are in launch mode, and we are comparing against the steep decline of 2020. Corporate profits are poised to grow dramatically. Countering these positive signs, many stocks are trading at rich valuations in anticipation of strong upcoming results. We believe interest rates could rise further because of economic strength, even as we believe the Federal Reserve will remain accommodative. Corporate taxes are bound to increase, which will reduce earnings somewhat. We suspect the best investments from here on out will be based more so on the particular micro-achievements and attributes of businesses than on broad generalizations.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	23.96%	104.05%	38.25%	33.14%	18.06%	10.47%
Baron Opportunity Fund — Institutional Shares[1,2,3]	24.10%	104.55%	38.62%	33.50%	18.37%	10.64%
Baron Opportunity Fund — R6 Shares[1,2,3]	24.13%	104.50%	38.62%	33.52%	18.38%	10.64%
Russell 3000 Growth Index[1]	13.75%	64.31%	22.39%	20.87%	16.35%	6.55%
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	13.91%	7.25%

*	Not Annualized.

†

The Fund’s 3-, 5-, and 10-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2021 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
Microsoft Corporation	8.8%
Alphabet Inc.	5.2%
Amazon.com, Inc.	4.8%
Tripadvisor, Inc.	3.4%
Tesla, Inc.	2.9%
Facebook, Inc.	2.3%
ZoomInfo Technologies Inc.	2.3%
Pinterest, Inc.	2.2%
Visa, Inc.	2.0%
PayPal Holdings, Inc.	1.9%

35.8%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Opportunity Fund1 increased 23.96%, while the Russell 3000 Growth Index increased 13.75% and the S&P 500 Index increased 19.07%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high-growth businesses of any market capitalization, selected for their capital appreciation potential.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks outperformed mid- and large-cap stocks during this period.

Communication Services, Health Care, and Information Technology contributed the most. There were no detracting sectors in the period.

Pacific Biosciences of California, Inc. (“PacBio”) was the top contributor during the period. Shares of this provider of long-read DNA sequencing systems increased on increasing investor conviction around the potential for PacBio’s platform as it lowers sequencing costs and seeks to move beyond its current commercial niche. Recently appointed CEO Christian Henry previously served as CFO and Chief Commercial Officer at Illumina, Inc., and we think he is well qualified to commercially execute on PacBio’s differentiated long-read platform.

Alibaba Group Holding Limited was the top detractor. Alibaba is the largest retailer and e-commerce company in China. The company operates shopping platforms Taobao and Tmall and owns 33% of Ant Group, which operates Alipay, China’s largest third-party online payment provider. Shares were down on the news that Chinese regulators had launched an investigation into Alibaba for suspected monopolistic behavior. We continue to believe Alibaba’s core business remains highly profitable, complemented by rapid growth in the cloud business and inflection in the Cainiao logistics and New Retail segments.

This continues to be a time of significant unknowns. However, we don’t have to answer the unanswerable to deliver strong investment returns. Rather, we are focusing our research, analysis, and investment decisions, as we always do, on what we can know and what matters. This means identifying the durable secular growth trends we believe will drive economic growth regardless of short-term economic cycles or stock market gyrations as well as the companies with sustainable competitive advantages, profitable business models, and long-term-oriented managers driving or riding those trends. We establish and monitor short- and long-term price targets for all our holdings and target companies using internal projections of revenues, earnings, and free cash flow and appropriate multiples, and we buy or add to our stakes in these companies at prices where we believe we can deliver substantial returns.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	6.30%	63.56%	23.13%	23.77%	17.23%	11.39%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	6.45%	63.99%	23.44%	24.09%	17.52%	11.59%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	6.44%	63.96%	23.44%	24.10%	17.53%	11.59%
Russell 1000 Growth Index[1]	12.44%	62.74%	22.80%	21.05%	16.63%	11.87%
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	13.91%	10.07%

*	Not Annualized.

[1]

The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2021 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
Amazon.com, Inc.	8.1%
Alphabet Inc.	6.1%
Facebook, Inc.	4.5%
Twilio Inc.	3.8%
Mastercard Incorporated	3.8%
Veeva Systems Inc.	3.6%
ServiceNow, Inc.	3.6%
EPAM Systems, Inc.	3.4%
Adobe Inc.	3.4%
ASML Holding N.V.	3.3%

43.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Fifth Avenue Growth Fund1 increased 6.30%, while the Russell 1000 Growth Index increased 12.44% and the S&P 500 Index increased 19.07%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages and the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks outperformed mid- and large-cap stocks during this period.

Information Technology, Communication Services, and Health Care holdings contributed the most. Real Estate and Consumer Discretionary holdings detracted slightly.

ASML Holding N.V. was the top contributor during the period. ASML designs and manufactures semiconductor production equipment, specializing in photolithography, where light sources are used to photo-reactively create patterns on wafers that ultimately become printed integrated circuits. Shares of ASML appreciated on renewed market confidence that the semiconductor cycle has turned positive, driven by tighter supply and a robust demand environment. We maintain conviction as ASML is the de facto standard in next generation lithography, which is a required step for semiconductor chip production.

Alibaba Group Holding Limited was the top detractor. Alibaba is the largest retailer and e-commerce company in China. The company operates shopping platforms Taobao and Tmall and owns 33% of Ant Group, which operates Alipay, China’s largest third-party online payment provider. Shares were down on the news that Chinese regulators had launched an investigation into Alibaba for suspected monopolistic behavior. We continue to believe Alibaba’s core business remains highly profitable, complemented by rapid growth in the cloud business and inflection in the Cainiao logistics and New Retail segments.

Our goal remains to maximize long-term returns without taking significant risks of a permanent loss of capital. We are optimistic about the prospects of our investments and continue searching for new ideas while remaining patient and investing only when we believe companies are trading significantly below their intrinsic values.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	34.77%	122.40%	31.82%	31.18%	21.08%
Baron Discovery Fund — Institutional Shares[1,2]	34.92%	123.05%	32.16%	31.52%	21.38%
Baron Discovery Fund — R6 Shares[1,2,3]	34.95%	123.11%	32.17%	31.53%	21.39%
Russell 2000 Growth Index[1]	35.92%	90.20%	17.16%	18.61%	13.12%
S&P 500 Index[1]	19.07%	56.35%	16.78%	16.29%	14.42%

*	Not Annualized.

†

The Fund’s 3- and 5-year historical performance was impacted by gains from IPOs and/or secondary offerings, and there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results. The indexes are unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2021 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
Tripadvisor, Inc.	2.7%
Mercury Systems, Inc.	2.7%
TPI Composites, Inc.	2.4%
Endava plc	2.3%
Inogen, Inc.	2.3%
Advanced Energy Industries, Inc.	2.1%
CareDx, Inc.	2.1%
Floor & Decor Holdings, Inc.	2.0%
Kinsale Capital Group, Inc.	2.0%
SiteOne Landscape Supply, Inc.	1.9%

22.5%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Discovery Fund1 increased 34.77%, while the Russell 2000 Growth Index increased 35.92% and the S&P 500 Index increased 19.07%.

Baron Discovery Fund invests primarily in small-sized U.S. companies which at time of purchase have market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks also did relatively well during this period.

Industrials, Health Care, and Information Technology investments contributed the most. No sectors detracted in the period.

Pacific Biosciences of California, Inc. (“PacBio”) was the top contributor during the period. Shares of this provider of long-read DNA sequencing systems increased on increasing investor conviction around the potential for PacBio’s platform as it lowers sequencing costs and seeks to move beyond its current commercial niche. Recently appointed CEO Christian Henry previously served as CFO and Chief Commercial Officer at Illumina, Inc., and we think he is well qualified to commercially execute on PacBio’s differentiated long-read platform.

Acutus Medical, Inc. was the top detractor. The company offers an imaging platform for catheter-based ablation to treat arrhythmia. Shares pulled back as the company is in the very early stages of commercialization and the launch is progressing slower than analyst forecasts. That being said, we think Acutus has a differentiated mapping solution that has significant potential to disrupt the ablation market over the long term.

We are optimistic that the fundamentals of our companies will improve in a post-pandemic environment. Over the longer term, we remain encouraged by the prospects for our investments. We try not to be sidetracked by the macro “noise” and instead focus our energies on managing our existing investments and finding new ones. We continue to find high-quality, fast-growing small companies with significant stock appreciation potential.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund (Unaudited)	March 31, 2021

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2021
	Six Months*	One Year	Three Years	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	10.71%	47.16%	16.69%	15.77%
Baron Durable Advantage Fund — Institutional Shares[1,2]	10.85%	47.45%	16.98%	16.04%
Baron Durable Advantage Fund — R6 Shares[1,2]	10.85%	47.45%	16.98%	16.04%
S&P 500 Index[1]	19.07%	56.35%	16.78%	15.12%

*	Not Annualized.

[1]

The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and the Fund are with dividends reinvested, which positively impact the performance results. The index is unmanaged. The index performance is not Fund performance; one cannot invest directly into an index.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2031, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2021 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2021

Percent of Net Assets
Alphabet Inc.	8.6%
Microsoft Corporation	8.4%
Facebook, Inc.	6.8%
Visa, Inc.	4.4%
Mastercard Incorporated	4.2%
Adobe Inc.	4.1%
Moody’s Corporation	4.0%
Danaher Corporation	3.7%
Thermo Fisher Scientific Inc.	3.6%
S&P Global Inc.	3.3%

51.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2021†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2021, Baron Durable Advantage Fund1 increased 10.71% while the S&P 500 Index increased 19.07%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

Beneath the seemingly placid surface of a market that rose ever higher, there was a perceptible change in leadership over the last six months, with value indexes of all market capitalizations outperforming their growth counterparts. Later in the period, as vaccinations ramped up, the “reopening trade” picked up steam, with the market rotating out of high-growth technology stocks and others that had done well during the pandemic and into companies and categories that were expected to benefit as the economy opened up. Small-cap stocks outperformed mid- and large-cap stocks during this period.

Information Technology, Communication Services, and Health Care investments contributed the most. Real Estate holdings detracted slightly.

Alphabet Inc., the parent company of Google, the world’s largest search and online advertising company, contributed the most. Shares rose on strong financial quarter results that saw continued recovery in ad spend and accelerated cloud revenue growth. We remain highly convicted in Alphabet’s merits as it continues to benefit from growth in mobile and online video advertising, which accrues to its core assets of search, YouTube, and the Google ad network. Alphabet’s investments in AI, autonomous driving (Waymo), and life sciences (Verily, Calico) provide additional optionalities for growth.

Leading pharmaceutical company AstraZeneca PLC was the top detractor. Shares were impacted by negative news regarding AstraZeneca’s joint development with Oxford University of a viral-based COVID-19 vaccine. Given a mixed data set due to an unforeseen error in dosing that occurred in the Brazilian market, the vaccine timelines slipped, hurting share performance. In March, setbacks related to reported fatal blood clots associated with the vaccine further pressured shares. We exited our position.

We believe investing in great businesses at attractive valuations will enable us to earn excess risk-adjusted returns over the long term. We look for companies with strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to shareholders as dividends or share repurchases. We are optimistic about the prospects of the companies we own while continuing to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (99.19%)
Communication Services (7.93%)
	Cable & Satellite (1.06%)
405,000	Liberty Broadband Corporation, Cl C1	$30,120,676	$60,810,750

	Interactive Media & Services (6.87%)
266,462	Bumble, Inc., Cl A1	11,457,866	16,621,899
542,000	Pinterest, Inc., Cl A1	21,216,031	40,124,260
1,600,000	Tripadvisor, Inc.[1]	57,312,817	86,064,000
1,287,965	Zillow Group, Inc., Cl C1	44,039,787	166,971,783
1,755,709	ZoomInfo Technologies Inc., Cl A1	44,675,583	85,854,170

		178,702,084	395,636,112

Total Communication Services		208,822,760	456,446,862

Consumer Discretionary (7.17%)
	Education Services (0.60%)
200,000	Bright Horizons Family Solutions, Inc.[1]	22,917,264	34,290,000

	Hotels, Resorts & Cruise Lines (1.82%)
556,442	Choice Hotels International, Inc.	5,979,508	59,700,662
543,233	Hyatt Hotels Corp., Cl A1	16,817,762	44,925,369

		22,797,270	104,626,031

	Internet & Direct Marketing Retail (1.64%)
1,025,000	Farfetch Limited, Cl A1,2	29,811,176	54,345,500
810,000	Stitch Fix, Inc., Cl A1	50,321,083	40,127,400

		80,132,259	94,472,900

	Leisure Facilities (3.11%)
613,538	Vail Resorts, Inc.[1]	11,879,547	178,944,493

Total Consumer Discretionary		137,726,340	412,333,424

Financials (11.00%)
	Asset Management & Custody Banks (0.75%)
252,514	T. Rowe Price Group, Inc.	6,225,359	43,331,402

	Financial Exchanges & Data (4.85%)
370,725	FactSet Research Systems, Inc.	19,898,420	114,402,028
257,267	MarketAxess Holdings, Inc.	31,487,484	128,098,384
30,000	MSCI, Inc.	7,783,774	12,578,400
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	24,137,986

		71,148,391	279,216,798

	Insurance Brokers (0.93%)
233,421	Willis Towers Watson plc[2]	28,696,680	53,425,399

	Investment Banking & Brokerage (2.07%)
1,825,936	The Charles Schwab Corp.	1,609,715	119,014,509

	Property & Casualty Insurance (1.47%)
2,203,444	Arch Capital Group Ltd.[1,2]	7,933,936	84,546,146

	Regional Banks (0.93%)
320,421	First Republic Bank	8,284,701	53,430,202

Total Financials		123,898,782	632,964,456

Shares		Cost	Value
Common Stocks (continued)
Health Care (24.98%)
	Biotechnology (0.55%)
136,925	Acceleron Pharma, Inc.[1]	$13,026,017	$18,568,399
48,366	argenx SE, ADR[1,2]	15,852,353	13,319,513

		28,878,370	31,887,912

	Health Care Equipment (8.87%)
178,000	DexCom, Inc.[1]	57,208,055	63,971,420
751,630	IDEXX Laboratories, Inc.[1]	13,728,516	367,780,075
189,644	Teleflex, Inc.	37,305,542	78,789,496

		108,242,113	510,540,991

	Health Care Supplies (3.64%)
215,418	The Cooper Companies, Inc.	36,713,299	82,739,900
449,404	West Pharmaceutical Services, Inc.	19,479,340	126,633,059

		56,192,639	209,372,959

	Health Care Technology (2.33%)
180,000	Schrödinger, Inc.[1]	13,739,925	13,732,200
459,386	Veeva Systems, Inc., Cl A1	27,115,596	120,009,999

		40,855,521	133,742,199

	Life Sciences Tools & Services (9.59%)
100,682	10X Genomics, Inc., Cl A1	3,926,598	18,223,442
399,986	Bio-Techne Corporation	39,595,545	152,766,653
351,000	Guardant Health, Inc.[1,4]	32,239,895	53,580,150
267,552	Illumina, Inc.[1]	11,466,235	102,756,021
194,117	Mettler-Toledo International, Inc.[1]	11,674,111	224,339,076

		98,902,384	551,665,342

Total Health Care		333,071,027	1,437,209,403

Industrials (13.90%)
	Agricultural & Farm Machinery (0.41%)
230,045	The Toro Co.	13,985,758	23,726,841

	Environmental & Facilities Services (0.98%)
1,643,418	Rollins, Inc.	24,597,482	56,566,448

	Industrial Conglomerates (1.84%)
262,192	Roper Technologies, Inc.	27,877,853	105,752,521

	Industrial Machinery (1.24%)
340,760	IDEX Corporation	24,525,881	71,327,883

	Research & Consulting Services (9.43%)
2,230,474	Clarivate Analytics Plc[1,2]	35,903,681	58,862,209
215,493	CoStar Group, Inc.[1]	42,162,593	177,111,542
1,468,500	TransUnion	79,691,638	132,165,000
986,206	Verisk Analytics, Inc.	24,566,136	174,252,738

		182,324,048	542,391,489

Total Industrials		273,311,022	799,765,182

Information Technology (29.47%)
	Application Software (14.29%)
586,856	ANSYS, Inc.[1]	23,572,715	199,272,823
395,300	Aspen Technology, Inc.[1]	40,628,908	57,053,649
155,000	Avalara, Inc.[1]	22,352,507	20,681,650
1,636,093	Ceridian HCM Holding, Inc.[1]	64,026,866	137,873,557
125,000	Fair Isaac Corp.[1]	51,657,237	60,756,250
1,421,809	Guidewire Software, Inc.[1]	77,473,157	144,498,449
35,000	HubSpot, Inc.[1]	18,056,213	15,897,350
273,000	RingCentral, Inc., Cl A1	64,550,462	81,321,240
771,076	SS&C Technologies Holdings, Inc.	20,933,204	53,875,080
78,000	The Trade Desk, Inc., Cl A1	15,425,650	50,829,480

		398,676,919	822,059,528

16	See Notes to Financial Statements.

March 31, 2021	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Data Processing & Outsourced Services (1.64%)
669,217	Fidelity National Information Services, Inc.	$39,015,641	$94,098,603

	Electronic Components (1.03%)
900,000	Amphenol Corp., Cl A	42,881,684	59,373,000

	Internet Services & Infrastructure (5.43%)
680,000	GDS Holdings Limited, ADR[1,2]	40,586,224	55,141,200
592,103	Verisign, Inc.[1]	27,318,889	117,686,392
500,000	Wix.com Ltd.[1,2]	46,031,911	139,610,000

		113,937,024	312,437,592

	IT Consulting & Other Services (5.94%)
132,000	EPAM Systems, Inc.[1]	47,054,412	52,363,080
1,584,323	Gartner, Inc.[1]	39,586,888	289,218,164

		86,641,300	341,581,244

	Technology Distributors (1.14%)
397,363	CDW Corp.	26,228,965	65,862,917

Total Information Technology		707,381,533	1,695,412,884

Materials (0.48%)
	Specialty Chemicals (0.48%)
1,853,529	Diversey Holdings Ltd.[1,2]	27,802,935	27,265,411

Real Estate (4.26%)
	Real Estate Services (0.75%)
542,323	CBRE Group, Inc., Cl A1	6,067,334	42,903,173

	Specialized REITs (3.51%)
205,000	Alexandria Real Estate Equities, Inc.[4]	31,042,395	33,681,500
92,416	Equinix, Inc.	6,129,564	62,804,989
380,856	SBA Communications Corp.	9,895,680	105,706,583

		47,067,639	202,193,072

Total Real Estate		53,134,973	245,096,245

Total Common Stocks		1,865,149,372	5,706,493,867

Shares		Cost	Value
Private Preferred Stocks (0.70%)
Industrials (0.70%)
	Aerospace & Defense (0.70%)
96,298	Space Exploration Technologies Corp., Cl N1,3,4,6	$26,000,460	$40,444,197

Principal Amount
Short Term Investments (0.08%)
$4,820,270	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $4,820,270; (Fully collateralized by $4,796,400 U.S. Treasury Note, 1.75% due 6/15/2022; Market value - $4,916,771)[5]	4,820,270	4,820,270

Total Investments (99.97%)		$1,895,970,102	5,751,758,334

Cash and Other Assets Less Liabilities (0.03%)			1,548,419

Net Assets			$5,753,306,753

Retail Shares (Equivalent to $109.90 per share based on 24,631,638 shares outstanding)			$2,706,941,432

Institutional Shares (Equivalent to $115.10 per share based on 24,981,756 shares outstanding)			$2,875,474,064

R6 Shares (Equivalent to $115.08 per share based on 1,484,946 shares outstanding)			$170,891,257

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $40,444,197 or 0.70% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (99.66%)
Communication Services (4.88%)
	Alternative Carriers (4.12%)
8,625,000	Iridium Communications, Inc.[1,4]	$54,029,121	$355,781,250

	Movies & Entertainment (0.76%)
4,200,000	Manchester United plc, Cl A2	58,275,333	66,108,000

Total Communication Services		112,304,454	421,889,250

Consumer Discretionary (24.24%)
	Casinos & Gaming (8.51%)
440,000	Boyd Gaming Corporation[1]	11,056,072	25,942,400
6,240,000	Penn National Gaming, Inc.[1]	87,389,957	654,201,600
1,695,000	Red Rock Resorts, Inc., Cl A1	31,634,189	55,240,050

		130,080,218	735,384,050

	Education Services (2.72%)
1,370,000	Bright Horizons Family Solutions, Inc.[1]	43,400,248	234,886,500

	Hotels, Resorts & Cruise Lines (6.26%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	321,870,000
1,260,000	Marriott Vacations Worldwide Corp.[1]	67,382,524	219,466,800

		140,164,651	541,336,800

	Leisure Facilities (6.75%)
2,000,000	Vail Resorts, Inc.[1]	56,102,209	583,320,000

Total Consumer Discretionary		369,747,326	2,094,927,350

Financials (27.61%)
	Asset Management & Custody Banks (2.26%)
1,950,000	The Carlyle Group, Inc.	40,679,867	71,682,000
1,900,000	Cohen & Steers, Inc.	43,941,528	124,127,000

		84,621,395	195,809,000

	Financial Exchanges & Data (15.42%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	370,308,000
1,065,000	Morningstar, Inc.	22,214,165	239,667,600
1,725,000	MSCI, Inc.	32,559,612	723,258,000

		114,728,352	1,333,233,600

	Investment Banking & Brokerage (0.83%)
450,000	Houlihan Lokey, Inc.	19,625,874	29,929,500
760,000	Moelis & Co., Cl A	16,518,301	41,708,800

		36,144,175	71,638,300

	Life & Health Insurance (2.82%)
1,650,000	Primerica, Inc.	34,713,772	243,903,000

	Property & Casualty Insurance (5.99%)
9,200,000	Arch Capital Group Ltd.[1,2]	28,745,252	353,004,000
1,000,000	Kinsale Capital Group, Inc.	35,007,763	164,800,000

		63,753,015	517,804,000

	Thrifts & Mortgage Finance (0.29%)
520,000	Essent Group Ltd.[2]	14,300,210	24,694,800

Total Financials		348,260,919	2,387,082,700

Shares		Cost	Value
Common Stocks (continued)
Health Care (13.71%)
	Biotechnology (0.45%)
678,051	Denali Therapeutics, Inc.[1]	$12,825,338	$38,716,712

	Health Care Equipment (4.58%)
809,000	IDEXX Laboratories, Inc.[1]	11,649,561	395,851,790

	Health Care Supplies (2.30%)
573,717	Neogen Corp.[1]	13,141,411	50,997,704
525,000	West Pharmaceutical Services, Inc.	17,892,374	147,934,500

		31,033,785	198,932,204

	Health Care Technology (0.90%)
300,000	American Well Corp., Cl A1	5,400,000	5,211,000
950,000	Schrödinger, Inc.[1]	15,170,276	72,475,500

		20,570,276	77,686,500

	Life Sciences Tools & Services (5.15%)
420,000	Adaptive Biotechnologies Corporation[1]	13,696,839	16,909,200
850,000	Bio-Techne Corporation	44,923,357	324,640,500
90,000	Mettler-Toledo International, Inc.[1]	4,118,850	104,012,100

		62,739,046	445,561,800

	Pharmaceuticals (0.33%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2]	18,422,044	28,280,593

Total Health Care		157,240,050	1,185,029,599

Industrials (9.05%)
	Building Products (2.40%)
2,270,000	Trex Company, Inc.[1]	20,550,794	207,795,800

	Diversified Support Services (0.19%)
485,453	ACV Auctions, Inc., Cl A1,5	12,136,325	16,801,528

	Environmental & Facilities Services (0.24%)
1,220,102	BrightView Holdings, Inc.[1]	15,117,285	20,583,121

	Industrial Machinery (0.51%)
1,000,000	Desktop Metal, Inc.[1]	10,000,000	14,900,000
4,275,000	Marel hf (Netherlands)[2]	18,281,670	29,277,629

		28,281,670	44,177,629

	Research & Consulting Services (5.71%)
600,000	CoStar Group, Inc.[1]	25,180,531	493,134,000

Total Industrials		101,266,605	782,492,078

Information Technology (14.53%)
	Application Software (10.20%)
725,000	Altair Engineering, Inc., Cl A1	11,330,019	45,363,250
1,275,000	ANSYS, Inc.[1]	29,682,364	432,939,000
1,025,000	Guidewire Software, Inc.[1]	31,789,104	104,170,750
1,000,000	Pegasystems, Inc.	13,997,009	114,340,000
2,650,000	SS&C Technologies Holdings, Inc.	20,478,685	185,155,500

		107,277,181	881,968,500

	Electronic Components (0.34%)
110,000	Littelfuse, Inc.	11,860,663	29,088,400

18	See Notes to Financial Statements.

March 31, 2021	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Internet Services & Infrastructure (0.61%)
190,000	Wix.com Ltd.[1,2]	$10,009,756	$53,051,800

	IT Consulting & Other Services (3.38%)
1,600,000	Gartner, Inc.[1]	22,491,963	292,080,000

Total Information Technology		151,639,563	1,256,188,700

Real Estate (5.58%)
	Diversified REITs (0.13%)
350,000	American Assets Trust, Inc.	6,361,578	11,354,000

	Office REITs (1.35%)
3,700,000	Douglas Emmett, Inc.	40,811,196	116,180,000

	Specialized REITs (4.10%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,366,340	123,225,000
5,450,000	Gaming and Leisure Properties, Inc.	117,004,489	231,243,500

		143,370,829	354,468,500

Total Real Estate		190,543,603	482,002,500

Special Purpose Acquisition Company (0.06%)
500,000	Yucaipa Acquisition Corp.[1,2]	5,000,000	5,125,000

Total Common Stocks		1,436,002,520	8,614,737,177

Private Convertible Preferred Stocks (0.43%)
Industrials (0.13%)
	Electrical Components & Equipment (0.13%)
59,407,006	Northvolt AB Series E (Sweden)[2,3,5,7]	9,374,989	11,729,854

Materials (0.30%)
	Fertilizers & Agricultural Chemicals (0.16%)
341,838	Farmers Business Network, Inc., Series F1,3,5,7	11,300,002	13,464,999

	Specialty Chemicals (0.14%)
1,256,332	Zymergen, Inc., Series D1,3,5,7	9,350,000	12,123,604

Total Materials		20,650,002	25,588,603

Total Private Convertible Preferred Stocks		30,024,991	37,318,457

Shares		Cost	Value
Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5,6]	$0	$528,902

Total Investments (100.10%)		$1,466,027,511	8,652,584,536

Liabilities Less Cash and Other Assets (-0.10%)			(8,472,509)

Net Assets			$8,644,112,027

Retail Shares (Equivalent to $105.45 per share based on 26,884,500 shares outstanding)			$2,834,998,056

Institutional Shares (Equivalent to $109.87 per share based on 51,014,120 shares outstanding)			$5,605,037,758

R6 Shares (Equivalent to $109.89 per share based on 1,857,165 shares outstanding)			$204,076,213

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $37,318,457 or 0.43% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (98.75%)
Communication Services (3.89%)
	Cable & Satellite (1.69%)
100,000	Liberty Broadband Corporation, Cl A1	$404,823	$14,515,000
260,000	Liberty Broadband Corporation, Cl C1	1,017,091	39,039,000
750,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	1,602,980	33,082,500

		3,024,894	86,636,500

	Movies & Entertainment (2.20%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C1	22,521,105	54,112,500
225,000	Madison Square Garden Entertainment Corp.[1]	3,552,159	18,405,000
225,000	Madison Square Garden Sports Corp.	8,416,556	40,378,500

		34,489,820	112,896,000

Total Communication Services		37,514,714	199,532,500

Consumer Discretionary (16.70%)
	Auto Parts & Equipment (0.25%)
100,000	Fox Factory Holding Corp.[1]	8,360,558	12,706,000

	Casinos & Gaming (4.68%)
925,000	DraftKings, Inc., Cl A1	11,844,047	56,730,250
1,200,000	Penn National Gaming, Inc.[1]	21,405,753	125,808,000
1,750,000	Red Rock Resorts, Inc., Cl A1	33,900,258	57,032,500

		67,150,058	239,570,750

	Education Services (2.17%)
650,000	Bright Horizons Family Solutions, Inc.[1]	20,000,397	111,442,500

	General Merchandise Stores (1.02%)
600,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	36,339,481	52,200,000

	Home Improvement Retail (2.61%)
1,400,000	Floor & Decor Holdings, Inc., Cl A1	50,447,340	133,672,000

	Homebuilding (3.62%)
1,675,000	Installed Building Products, Inc.[3]	96,796,123	185,724,000

	Leisure Facilities (1.21%)
800,000	Planet Fitness, Inc., Cl A1	28,416,505	61,840,000

	Restaurants (1.14%)
1,000,000	The Cheesecake Factory, Inc.[1]	22,120,507	58,510,000

Total Consumer Discretionary		329,630,969	855,665,250

Consumer Staples (1.89%)
	Packaged Foods & Meats (1.89%)
3,899,907	UTZ Brands, Inc.	63,724,480	96,678,695

Financials (3.69%)
	Insurance Brokers (1.59%)
3,000,000	BRP Group, Inc., Cl A1	48,364,955	81,750,000

	Investment Banking & Brokerage (0.81%)
625,000	Houlihan Lokey, Inc.	28,909,333	41,568,750

	Property & Casualty Insurance (1.29%)
400,000	Kinsale Capital Group, Inc.	55,469,399	65,920,000

Total Financials		132,743,687	189,238,750

Shares		Cost	Value
Common Stocks (continued)
Health Care (16.52%)
	Health Care Equipment (7.03%)
1,000,000	Axonics Modulation Technologies, Inc.[1]	$35,459,918	$59,890,000
300,000	CryoPort, Inc.[1]	13,683,573	15,603,000
215,000	DexCom, Inc.[1]	2,852,007	77,268,850
175,000	IDEXX Laboratories, Inc.[1]	2,494,085	85,629,250
320,000	Inspire Medical Systems, Inc.[1,4]	16,558,159	66,236,800
1,100,000	Silk Road Medical, Inc.[1,4]	45,930,627	55,715,000

		116,978,369	360,342,900

	Health Care Services (0.65%)
500,000	Innovage Holding Corp.[1]	11,059,903	12,895,000
3,250,000	SOC Telemed, Inc.[1,4]	32,300,144	20,442,500

		43,360,047	33,337,500

	Health Care Technology (0.40%)
741,845	Certara, Inc.[1]	17,505,744	20,252,368

	Life Sciences Tools & Services (6.29%)
250,000	Guardant Health, Inc.[1,4]	4,953,266	38,162,500
600,000	ICON plc[1,2]	16,994,341	117,822,000
1,782,487	MaxCyte, Inc. (United Kingdom)[1,4]	20,681,179	21,624,549
50,000	Mettler-Toledo International, Inc.[1]	2,432,541	57,784,500
282,073	Olink Holding AB, ADR[1,2,4]	6,388,626	10,154,628
500,000	PRA Health Sciences, Inc.[1]	9,000,000	76,665,000

		60,449,953	322,213,177

	Managed Health Care (1.23%)
925,000	HealthEquity, Inc.[1]	18,699,522	62,900,000

	Pharmaceuticals (0.92%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2]	28,027,985	47,285,952

Total Health Care		285,021,620	846,331,897

Industrials (23.74%)
	Aerospace & Defense (4.34%)
2,350,000	Kratos Defense & Security Solutions, Inc.[1]	35,335,984	64,108,000
1,200,000	Mercury Systems, Inc.[1]	39,451,949	84,780,000
125,000	TransDigm Group, Inc.[1]	0	73,490,000

		74,787,933	222,378,000

	Building Products (2.33%)
1,090,609	AZEK Co., Inc.[1]	25,084,007	45,860,109
800,000	Trex Company, Inc.[1]	30,505,504	73,232,000

		55,589,511	119,092,109

	Diversified Support Services (0.84%)
1,700,000	Driven Brands Holdings, Inc.[1]	41,994,770	43,214,000

	Electrical Components & Equipment (4.79%)
2,200,000	Array Technologies, Inc.[1]	52,200,695	65,604,000
1,150,000	Shoals Technologies Group, Inc., Cl A1	31,290,457	39,997,000
7,000,000	Vertiv Holdings Co.	69,871,612	140,000,000

		153,362,764	245,601,000

	Environmental & Facilities Services (1.58%)
750,000	Waste Connections, Inc.[2]	32,750,000	80,985,000

	Human Resource & Employment Services (2.98%)
1,600,000	ASGN, Inc.[1]	36,344,971	152,704,000

	Industrial Machinery (1.84%)
500,000	John Bean Technologies Corp.	42,775,112	66,670,000
140,000	RBC Bearings, Incorporated[1]	8,868,639	27,547,800

		51,643,751	94,217,800

20	See Notes to Financial Statements.

March 31, 2021	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Research & Consulting Services (2.06%)
4,000,000	Clarivate Analytics Plc[1,2]	$44,078,833	$105,560,000

	Trading Companies & Distributors (2.98%)
150,000	Hydrofarm Holdings Group, Inc.[1,4]	3,000,000	9,048,000
840,241	SiteOne Landscape Supply, Inc.[1]	20,640,461	143,462,748

		23,640,461	152,510,748

Total Industrials		514,192,994	1,216,262,657

Information Technology (25.12%)
	Application Software (9.72%)
800,000	Altair Engineering, Inc., Cl A1	12,789,534	50,056,000
800,000	Aspen Technology, Inc.[1]	29,983,938	115,464,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	71,629,500
5,500,000	E2open Parent Holdings, Inc.[1]	56,380,601	54,780,000
1,225,000	Guidewire Software, Inc.[1]	31,269,358	124,496,750
125,000	The Trade Desk, Inc., Cl A1	4,437,500	81,457,500

		158,572,652	497,883,750

	Data Processing & Outsourced Services (5.42%)
750,000	Nuvei Corp., 144A (Canada)[1,2]	20,780,312	45,375,000
3,500,000	Paya Holdings, Inc., Cl A1	36,561,336	38,360,000
3,500,000	Repay Holdings Corporation[1]	33,000,000	82,180,000
405,170	Shift4 Payments, Inc., Cl A1	9,677,975	33,227,992
375,000	WEX, Inc.[1]	15,715,807	78,457,500

		115,735,430	277,600,492

	Electronic Equipment & Instruments (1.94%)
1,200,000	Cognex Corp.	9,420,069	99,588,000

	Internet Services & Infrastructure (1.91%)
350,000	Wix.com Ltd.[1,2]	18,259,509	97,727,000

	IT Consulting & Other Services (5.66%)
800,000	Endava plc, ADR[1,2]	25,722,265	67,752,000
1,000,000	Gartner, Inc.[1]	14,988,362	182,550,000
2,500,000	Grid Dynamics Holdings, Inc.[1]	24,881,764	39,825,000

		65,592,391	290,127,000

	Systems Software (0.47%)
682,429	Jamf Holding Corp.[1,4]	19,287,457	24,103,392

Total Information Technology		386,867,508	1,287,029,634

Materials (2.63%)
	Metal & Glass Containers (0.96%)
800,000	Berry Global Group, Inc.[1]	12,652,147	49,120,000

	Specialty Chemicals (1.67%)
1,809,631	Avient Corp.	57,788,524	85,541,257

Total Materials		70,440,671	134,661,257

Real Estate (4.21%)
	Specialized REITs (4.21%)
2,800,000	Americold Realty Trust[4]	63,378,545	107,716,000
390,000	SBA Communications Corp.	1,571,136	108,244,500

Total Real Estate		64,949,681	215,960,500

Special Purpose Acquisition Company (0.36%)
1,700,000	TS Innovation Acquisitions Corp., Cl A1	20,483,708	18,462,000

Total Common Stocks		1,905,570,032	5,059,823,140

Shares		Cost	Value
Warrants (0.09%)
Consumer Discretionary (0.03%)
	Hotels, Resorts & Cruise Lines (0.03%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,4,6]	$0	$1,429,458

Consumer Staples (0.06%)
	Packaged Foods & Meats (0.06%)
1,403,600	Whole Earth Brands, Inc., Exp 6/25/2025[1,5,7]	0	2,989,668

Total Warrants		0	4,419,126

Principal Amount
Short Term Investments (1.16%)
$59,652,174	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $59,652,174; (Fully collateralized by $59,355,700 U.S. Treasury Note, 1.750% due 6/15/2022; Market value - $60,845,300)[6]	59,652,174	59,652,174

Total Investments (100.00%)		$1,965,222,206	5,123,894,440

Cash and Other Assets Less Liabilities (0.00%)			209,682

Net Assets			$5,124,104,122

Retail Shares (Equivalent to $37.79 per share based on 44,692,547 shares outstanding)			$1,689,014,466

Institutional Shares (Equivalent to $40.01 per share based on 79,391,887 shares outstanding)			$3,176,755,703

R6 Shares (Equivalent to $40.00 per share based on 6,458,323 shares outstanding)			$258,333,953

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 10 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $2,989,668 or 0.06% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $45,375,000 or 0.89% of net assets.

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (95.01%)
Communication Services (21.11%)
	Interactive Home Entertainment (1.70%)
114,000	Electronic Arts, Inc.	$13,119,491	$15,432,180
62,500	Take-Two Interactive Software, Inc.[1]	7,289,993	11,043,750

		20,409,484	26,475,930

	Interactive Media & Services (18.59%)
38,750	Alphabet, Inc., Cl C1	51,382,869	80,159,413
123,200	Facebook, Inc., Cl A1	27,428,488	36,286,096
453,000	Pinterest, Inc., Cl A1	14,206,060	33,535,590
444,000	Snap, Inc., Cl A1	6,700,597	23,216,760
995,000	Tripadvisor, Inc.[1]	34,557,597	53,521,050
200,803	Zillow Group, Inc., Cl C1	12,806,582	26,032,101
738,369	ZoomInfo Technologies Inc., Cl A1	23,975,490	36,106,244

		171,057,683	288,857,254

	Movies & Entertainment (0.82%)
24,425	Netflix, Inc.[1]	3,966,732	12,741,545

Total Communication Services		195,433,899	328,074,729

Consumer Discretionary (15.02%)
	Automobile Manufacturers (2.92%)
67,900	Tesla, Inc.[1]	2,677,715	45,352,447

	Automotive Retail (0.55%)
218,416	Vroom, Inc.[1]	4,805,152	8,516,040

	Home Furnishings (1.07%)
525,000	Purple Innovation, Inc.[1]	11,061,987	16,616,250

	Homebuilding (0.86%)
121,000	Installed Building Products, Inc.	8,683,151	13,416,480

	Internet & Direct Marketing Retail (9.62%)
121,500	Alibaba Group Holding Limited, ADR[1,2]	21,563,071	27,547,695
24,275	Amazon.com, Inc.[1]	29,742,116	75,108,792
293,900	Farfetch Limited, Cl A1,2	13,864,220	15,582,578
8,529	MercadoLibre, Inc.[1]	4,838,488	12,555,882
378,000	Stitch Fix, Inc., Cl A1	21,904,510	18,726,120

		91,912,405	149,521,067

Total Consumer Discretionary		119,140,410	233,422,284

Financials (0.44%)
	Financial Exchanges & Data (0.44%)
13,600	MarketAxess Holdings, Inc.	2,665,441	6,771,712

Health Care (14.98%)
	Biotechnology (6.47%)
186,779	Acceleron Pharma, Inc.[1]	12,561,437	25,329,100
92,639	argenx SE, ADR[1,2]	7,632,090	25,511,854
416,600	Arrowhead Pharmaceuticals, Inc.[1]	17,476,688	27,624,746
91,200	Beam Therapeutics, Inc.[1]	8,114,787	7,299,648
239,400	BridgeBio Pharma, Inc.[1]	16,214,026	14,747,040

		61,999,028	100,512,388

	Health Care Equipment (3.52%)
600,000	Butterfly Network, Inc.[1,3,6]	6,000,000	9,978,000
131,100	Edwards Lifesciences Corp.[1]	7,561,453	10,965,204
20,435	Intuitive Surgical, Inc.[1]	9,530,452	15,100,239
143,000	Shockwave Medical, Inc.[1]	7,156,673	18,627,180

		30,248,578	54,670,623

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Technology (0.87%)
116,374	Schrödinger, Inc.[1]	$2,485,556	$8,878,173
17,800	Veeva Systems, Inc., Cl A1	2,595,015	4,650,072

		5,080,571	13,528,245

	Life Sciences Tools & Services (4.12%)
50,419	10X Genomics, Inc., Cl A1	3,006,785	9,125,839
237,500	CareDx, Inc.[1,4]	7,559,618	16,171,375
98,637	Guardant Health, Inc.[1,4]	10,366,504	15,056,938
24,215	Illumina, Inc.[1]	3,798,485	9,300,013
63,300	Olink Holding AB, ADR[1,2,4]	1,266,000	2,278,800
364,685	Pacific Biosciences of California, Inc.[1]	1,630,142	12,147,657

		27,627,534	64,080,622

Total Health Care		124,955,711	232,791,878

Industrials (3.83%)
	Aerospace & Defense (1.13%)
642,969	Kratos Defense & Security Solutions, Inc.[1]	10,282,149	17,540,194

	Diversified Support Services (0.55%)
248,451	ACV Auctions, Inc., Cl A1,4	7,147,142	8,598,889

	Industrial Machinery (0.48%)
500,000	Desktop Metal, Inc.[1]	5,000,000	7,450,000

	Research & Consulting Services (1.67%)
31,533	CoStar Group, Inc.[1]	12,772,623	25,916,658

Total Industrials		35,201,914	59,505,741

Information Technology (35.88%)
	Application Software (10.24%)
34,900	Adobe, Inc.[1]	8,174,023	16,590,413
304,070	Ceridian HCM Holding, Inc.[1]	20,975,499	25,623,979
224,100	Guidewire Software, Inc.[1]	10,970,562	22,775,283
21,000	HubSpot, Inc.[1]	10,883,861	9,538,410
96,200	RingCentral, Inc., Cl A1	17,885,529	28,656,056
28,700	ServiceNow, Inc.[1,4]	4,422,004	14,353,157
51,300	Splunk, Inc.[1]	4,330,299	6,950,124
13,141	The Trade Desk, Inc., Cl A1	532,056	8,563,464
72,700	Workday, Inc., Cl A1	17,226,487	18,060,861
24,907	Zoom Video Communications, Inc., Cl A1	4,377,909	8,002,370

		99,778,229	159,114,117

	Data Processing & Outsourced Services (6.48%)
3,000	Adyen N.V., 144A (Netherlands)[1,2,5]	2,422,754	6,694,212
76,300	MasterCard Incorporated, Cl A	17,942,018	27,166,615
119,700	PayPal Holdings, Inc.[1]	17,717,325	29,067,948
26,000	Square, Inc., Cl A1	3,741,168	5,903,300
150,300	Visa, Inc., Cl A	25,332,806	31,823,019

		67,156,071	100,655,094

	Electronic Equipment & Instruments (1.04%)
248,000	PAR Technology Corp.[1]	9,295,681	16,221,680

	Internet Services & Infrastructure (2.61%)
220,677	GDS Holdings Limited, ADR[1,2]	11,246,222	17,894,698
383,270	GDS Holdings Limited, Cl A (Hong Kong)[1,2,5]	4,040,136	3,900,001
67,043	Wix.com Ltd.[1,2]	3,803,923	18,719,746

		19,090,281	40,514,445

22	See Notes to Financial Statements.

March 31, 2021	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	IT Consulting & Other Services (2.88%)
207,368	Endava plc, ADR[1,2]	$7,055,069	$17,561,996
149,187	Gartner, Inc.[1]	9,851,807	27,234,087

		16,906,876	44,796,083

	Semiconductors (1.69%)
49,100	NVIDIA Corp.	16,600,179	26,215,963

	Systems Software (10.94%)
61,723	Crowdstrike Holdings, Inc., Cl A1	3,067,061	11,265,065
578,600	Microsoft Corporation	98,732,857	136,416,522
61,708	Snowflake, Inc., Cl A1,4	7,404,960	14,148,410
24,000	Twilio, Inc., Cl A1,4	10,333,391	8,178,240

		119,538,269	170,008,237

Total Information Technology		348,365,586	557,525,619

Real Estate (2.87%)
	Industrial REITs (0.73%)
225,985	Rexford Industrial Realty, Inc.	9,155,929	11,389,644

	Real Estate Services (1.52%)
1,112,230	Opendoor Technologies, Inc.[1]	11,122,300	23,568,153

	Specialized REITs (0.62%)
14,225	Equinix, Inc.	2,122,124	9,667,168

Total Real Estate		22,400,353	44,624,965

Special Purpose Acquisition Company (0.88%)
397,909	Altimeter Growth Corp.[1,2]	3,979,090	4,862,448
533,410	ION Acquisition Corp. 1 Limited[1,2]	5,394,125	5,547,464
317,572	ION Acquisition Corp. 2 Limited[1,2]	3,175,720	3,226,532

Total Special Purpose Acquisition Company		12,548,935	13,636,444

Total Common Stocks		860,712,249	1,476,353,372

Private Common Stocks (0.19%)
Industrials (0.19%)
	Aerospace & Defense (0.19%)
4,113	Space Exploration Technologies Corp., Cl A1,3,4,6	1,727,419	1,727,419
2,806	Space Exploration Technologies Corp., Cl C1,3,4,6	1,178,492	1,178,492

Total Private Common Stocks		2,905,911	2,905,911

Private Convertible Preferred Stocks (1.83%)
Consumer Discretionary (1.27%)
	Automobile Manufacturers (1.27%)
484,183	Rivian Automotive, Inc., Series E1,3,4,6	7,499,995	15,760,157
122,117	Rivian Automotive, Inc., Series F1,3,4,6	4,500,011	4,053,063

Total Consumer Discretionary		12,000,006	19,813,220

Materials (0.56%)
	Fertilizers & Agricultural Chemicals (0.56%)
219,321	Farmers Business Network, Inc., Series F1,3,4,6	7,250,007	8,639,054

Total Private Convertible Preferred Stocks		19,250,013	28,452,274

Shares		Cost	Value
Private Preferred Stocks (0.92%)
Industrials (0.92%)
	Aerospace & Defense (0.50%)
18,519	Space Exploration Technologies Corp., Cl N1,3,4,6	$5,000,130	$7,777,794

	Trucking (0.42%)
266,956	GM Cruise Holdings, Cl G1,3,4,6	7,034,290	6,529,744

Total Private Preferred Stocks		12,034,420	14,307,538

Principal Amount
Short Term Investments (2.51%)
$39,043,528	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $39,043,528; (Fully collateralized by $38,849,500 U.S. Treasury Note, 1.75% due 6/15/2022; Market value - $39,824,473)[5]	39,043,528	39,043,528

Total Investments (100.46%)		$933,946,121	1,561,062,623

Liabilities Less Cash and Other Assets (-0.46%)			(7,165,547)

Net Assets			$1,553,897,076

Retail Shares (Equivalent to $40.36 per share based on 21,148,874 shares outstanding)			$853,553,289

Institutional Shares (Equivalent to $42.49 per share based on 15,715,176 shares outstanding)			$667,758,289

R6 Shares (Equivalent to $42.54 per share based on 765,994 shares outstanding)			$32,585,498

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $55,643,723 or 3.58% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $6,694,212 or 0.43% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (96.99%)
Communication Services (12.63%)
	Interactive Media & Services (12.63%)
11,490	Alphabet, Inc., Cl A1	$17,696,237	$23,698,355
10,283	Alphabet, Inc., Cl C1	4,420,382	21,271,722
112,504	Facebook, Inc., Cl A1	14,997,256	33,135,803
301,416	ZoomInfo Technologies Inc., Cl A1	9,285,584	14,739,243

Total Communication Services		46,399,459	92,845,123

Consumer Discretionary (13.71%)
	Internet & Direct Marketing Retail (13.71%)
1,107	Airbnb, Inc., Cl A1,3	75,276	208,050
104,576	Alibaba Group Holding Limited, ADR[1,2]	10,970,281	23,710,517
19,267	Amazon.com, Inc.[1]	8,804,069	59,613,639
11,730	MercadoLibre, Inc.[1]	7,042,091	17,268,202

Total Consumer Discretionary		26,891,717	100,800,408

Financials (2.17%)
	Financial Exchanges & Data (2.17%)
45,219	S&P Global, Inc.	10,911,824	15,956,428

Health Care (17.71%)
	Biotechnology (6.17%)
112,455	Acceleron Pharma, Inc.[1]	11,815,692	15,250,022
39,796	argenx SE, ADR[1,2]	12,075,922	10,959,420
130,561	BridgeBio Pharma, Inc.[1]	8,189,064	8,042,558
51,693	Vertex Pharmaceuticals Incorporated[1]	8,879,475	11,108,309

		40,960,153	45,360,309

	Health Care Equipment (2.95%)
29,324	Intuitive Surgical, Inc.[1]	11,905,212	21,668,676

	Health Care Technology (3.57%)
100,453	Veeva Systems, Inc., Cl A1	7,493,347	26,242,342

	Life Sciences Tools & Services (5.02%)
90,959	10X Genomics, Inc., Cl A1	9,317,473	16,463,579
53,181	Illumina, Inc.[1]	8,362,363	20,424,695

		17,679,836	36,888,274

Total Health Care		78,038,548	130,159,601

Information Technology (48.78%)
	Application Software (12.65%)
52,852	Adobe, Inc.[1]	26,370,292	25,124,255
75,234	RingCentral, Inc., Cl A1	16,066,957	22,410,704
52,465	ServiceNow, Inc.[1,3]	20,133,101	26,238,271
132,140	Slack Technologies, Inc., Cl A1	2,873,189	5,368,848
101,984	Splunk, Inc.[1]	14,186,444	13,816,793

		79,629,983	92,958,871

	Data Processing & Outsourced Services (12.15%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,5]	4,711,862	13,874,871
77,774	MasterCard Incorporated, Cl A	7,508,689	27,691,433
75,361	PayPal Holdings, Inc.[1]	15,850,110	18,300,665
35,405	Square, Inc., Cl A1	8,199,645	8,038,705
100,918	Visa, Inc., Cl A	6,191,852	21,367,368

		42,462,158	89,273,042

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Internet Services & Infrastructure (5.98%)
21,207	GDS Holdings Limited, ADR[1,2]	$1,880,717	$1,719,676
1,149,809	GDS Holdings Limited, Cl A (Hong Kong)[1,2,5]	12,120,397	11,699,992
9,944	Shopify, Inc., Cl A1,2	11,799,650	11,003,036
70,014	Wix.com Ltd.[1,2]	9,796,907	19,549,309

		35,597,671	43,972,013

	IT Consulting & Other Services (3.43%)
63,602	EPAM Systems, Inc.[1]	9,148,341	25,230,277

	Semiconductor Equipment (3.29%)
39,157	ASML Holding N.V.[2]	4,042,938	24,173,966

	Semiconductors (1.14%)
15,726	NVIDIA Corp.	8,309,989	8,396,583

	Systems Software (10.14%)
89,272	Crowdstrike Holdings, Inc., Cl A1	5,082,128	16,293,033
83,835	Datadog, Inc., Cl A1,3	2,263,545	6,986,809
256,769	Dynatrace, Inc.[1,3]	11,122,881	12,386,536
47,896	Snowflake, Inc., Cl A1,3	5,747,520	10,981,595
81,789	Twilio, Inc., Cl A1,3	11,034,337	27,870,420

		35,250,411	74,518,393

Total Information Technology		214,441,491	358,523,145

Real Estate (1.99%)
	Specialized REITs (1.99%)
21,508	Equinix, Inc.	4,587,575	14,616,622

Total Common Stocks		381,270,614	712,901,327

Private Common Stocks (0.12%)
Industrials (0.12%)
	Aerospace & Defense (0.12%)
1,234	Space Exploration Technologies Corp., Cl A1,3,4,6	518,268	518,268
841	Space Exploration Technologies Corp., Cl C1,3,4,6	353,211	353,211

Total Private Common Stocks		871,479	871,479

Private Convertible Preferred Stocks (0.37%)
Consumer Discretionary (0.37%)
	Automobile Manufacturers (0.37%)
81,411	Rivian Automotive, Inc., Series F1,3,4,6	2,999,995	2,702,031

Private Preferred Stocks (0.44%)
Industrials (0.44%)
	Trucking (0.44%)
133,288	GM Cruise Holdings, Cl G1,3,4,6	3,512,139	3,260,225

24	See Notes to Financial Statements.

March 31, 2021	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Principal Amount		Cost	Value
Short Term Investments (1.45%)
$10,669,952	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $10,669,952; (Fully collateralized by $10,661,300 U.S. Treasury Note, 1.125% due 2/28/2025; Market value - $10,883,382)[5]	$10,669,952	$10,669,952

Total Investments (99.37%)		$399,324,179	730,405,014

Cash and Other Assets Less Liabilities (0.63%)			4,623,663

Net Assets			$735,028,677

Retail Shares (Equivalent to $49.37 per share based on 3,453,259 shares outstanding)			$170,498,044

Institutional Shares (Equivalent to $50.64 per share based on 10,456,474 shares outstanding)			$529,480,804

R6 Shares (Equivalent to $50.65 per share based on 691,954 shares outstanding)			$35,049,829

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $6,833,735 or 0.93% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of Rule 144A securities amounted to $13,874,871 or 1.89% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (91.91%)
Communication Services (6.31%)
	Advertising (1.65%)
3,875,000	S4 Capital PLC (United Kingdom)[1,2]	$12,841,181	$27,030,883

	Interactive Media & Services (2.70%)
825,000	Tripadvisor, Inc.[1]	28,690,867	44,376,750

	Movies & Entertainment (0.43%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	7,070,700

	Publishing (1.53%)
950,000	Future PLC (United Kingdom)[2,5]	18,404,637	25,081,557

Total Communication Services		65,571,496	103,559,890

Consumer Discretionary (9.72%)
	Casinos & Gaming (3.80%)
7,750,000	Melco International Development Ltd. (Hong Kong)[1,2,5]	15,367,373	15,820,123
200,371	Penn National Gaming, Inc.[1]	3,563,946	21,006,896
785,000	Red Rock Resorts, Inc., Cl A1	19,609,533	25,583,150

		38,540,852	62,410,169

	General Merchandise Stores (0.53%)
100,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	6,206,447	8,700,000

	Home Furnishings (0.58%)
300,000	Purple Innovation, Inc.[1]	5,545,475	9,495,000

	Home Improvement Retail (2.04%)
350,000	Floor & Decor Holdings, Inc., Cl A1	11,227,099	33,418,000

	Internet & Direct Marketing Retail (1.46%)
450,000	MYT Netherlands Parent BV, ADR[1,2,3]	11,700,000	12,717,000
500,000	The RealReal, Inc.[1]	9,914,928	11,315,000

		21,614,928	24,032,000

	Restaurants (0.79%)
200,000	The Cheesecake Factory, Inc.[1]	4,145,091	11,702,000
10,000	Wingstop, Inc.	874,199	1,271,700

		5,019,290	12,973,700

	Specialty Stores (0.52%)
385,000	Petco Health & Wellness Co., Inc.[1]	7,838,663	8,531,600

Total Consumer Discretionary		95,992,754	159,560,469

Consumer Staples (3.10%)
	Packaged Foods & Meats (1.71%)
1,050,000	Barfresh Food Group, Inc.[1]	597,200	504,000
75,000	Laird Superfood, Inc.[1]	1,650,000	2,810,250
1,000,000	UTZ Brands, Inc.	16,340,000	24,790,000

		18,587,200	28,104,250

	Soft Drinks (1.39%)
775,000	Fevertree Drinks PLC (United Kingdom)[2]	23,289,536	22,864,067

Total Consumer Staples		41,876,736	50,968,317

Shares		Cost	Value
Common Stocks (continued)
Financials (3.25%)
	Insurance Brokers (1.24%)
750,007	BRP Group, Inc., Cl A1	$15,155,098	$20,437,691

	Property & Casualty Insurance (2.01%)
200,000	Kinsale Capital Group, Inc.	11,871,719	32,960,000

Total Financials		27,026,817	53,397,691

Health Care (24.73%)
	Biotechnology (2.79%)
237,800	Applied Therapeutics, Inc.[1]	9,274,715	4,459,939
146,000	Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	6,453,537	9,979,100
225,000	Emergent BioSolutions, Inc.[1]	12,618,949	20,904,750
373,500	Esperion Therapeutics, Inc.[1]	16,262,479	10,476,675

		44,609,680	45,820,464

	Health Care Equipment (11.17%)
615,000	Acutus Medical, Inc.[1]	14,093,315	8,222,550
580,084	AxoGen, Inc.[1]	9,919,925	11,752,502
505,982	Axonics Modulation Technologies, Inc.[1]	20,972,129	30,303,262
527,500	Butterfly Network, Inc.[1,4,6]	5,275,000	8,772,325
202,500	CryoPort, Inc.[1]	5,127,704	10,532,025
308,580	Eargo, Inc.[1]	9,305,920	15,413,571
89,823	Inari Medical, Inc.[1]	2,337,837	9,611,061
707,985	Inogen, Inc.[1]	32,258,659	37,183,372
50,000	Inspire Medical Systems, Inc.[1,3]	2,923,748	10,349,500
540,208	Silk Road Medical, Inc.[1,3]	21,944,575	27,361,535
3,200,463	ViewRay, Inc.[1]	15,445,290	13,922,014

		139,604,102	183,423,717

	Health Care Services (0.90%)
323,963	Accolade, Inc.[1]	9,020,518	14,698,201

	Health Care Supplies (1.70%)
2,029,967	Cerus Corp.[1]	10,431,841	12,200,102
2,165,363	Sientra, Inc.[1]	16,394,882	15,785,496

		26,826,723	27,985,598

	Life Sciences Tools & Services (4.13%)
50,000	Berkeley Lights, Inc.[1]	1,100,000	2,511,500
499,729	CareDx, Inc.[1,3]	10,068,530	34,026,548
68,980	Seer, Inc.[1]	1,310,620	3,450,380
519,190	Veracyte, Inc.[1,3]	12,884,315	27,906,462

		25,363,465	67,894,890

	Managed Health Care (1.87%)
688,279	Progyny, Inc.[1]	16,465,247	30,635,298

	Pharmaceuticals (2.17%)
1,091,732	Revance Therapeutics, Inc.[1]	22,237,562	30,513,910
3,831,500	TherapeuticsMD, Inc.[1]	16,199,094	5,134,210

		38,436,656	35,648,120

Total Health Care		300,326,391	406,106,288

Industrials (18.94%)
	Aerospace & Defense (4.28%)
964,870	Kratos Defense & Security Solutions, Inc.[1]	16,120,727	26,321,654
622,680	Mercury Systems, Inc.[1]	33,723,391	43,992,342

		49,844,118	70,313,996

26	See Notes to Financial Statements.

March 31, 2021	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)

	Building Products (1.23%)
220,000	Trex Company, Inc.[1]	$7,416,878	$20,138,800

	Diversified Support Services (1.21%)
575,000	ACV Auctions, Inc., Cl A1,3	17,344,950	19,900,750

	Electrical Components & Equipment (1.63%)
638,799	Array Technologies, Inc.[1]	15,809,433	19,048,986
222,521	Shoals Technologies Group, Inc., Cl A1	5,563,025	7,739,281

		21,372,458	26,788,267

	Environmental & Facilities Services (1.76%)
575,723	Montrose Environmental Group, Inc.[1]	9,375,974	28,895,537

	Heavy Electrical Equipment (2.42%)
702,000	TPI Composites, Inc.[1]	15,929,051	39,613,860

	Industrial Conglomerates (1.34%)
575,000	Raven Industries, Inc.[1]	15,309,417	22,039,750

	Industrial Machinery (3.04%)
86,600	ESCO Technologies, Inc.	4,658,024	9,429,874
300,000	Helios Technologies, Inc.	12,051,607	21,861,000
187,500	Kornit Digital Ltd.[1,2]	2,923,081	18,585,000

		19,632,712	49,875,874

	Trading Companies & Distributors (2.03%)
25,000	Hydrofarm Holdings Group, Inc.[1,3]	500,000	1,508,000
186,500	SiteOne Landscape Supply, Inc.[1]	10,148,112	31,843,010

		10,648,112	33,351,010

Total Industrials		166,873,670	310,917,844

Information Technology (21.57%)
	Application Software (4.36%)
25,000	Bill.Com Holdings, Inc.[1]	974,421	3,637,500
175,000	Everbridge, Inc.[1]	19,518,581	21,206,500
585,000	Medallia, Inc.[1]	17,438,560	16,315,650
575,000	Viant Technology, Inc., Cl A1	18,963,842	30,411,750

		56,895,404	71,571,400

	Data Processing & Outsourced Services (1.71%)
500,000	Repay Holdings Corporation[1]	7,499,309	11,740,000
200,000	Shift4 Payments, Inc., Cl A1	7,218,580	16,402,000

		14,717,889	28,142,000

	Electronic Equipment & Instruments (1.48%)
10,431	Novanta, Inc.[1,2]	272,590	1,375,745
350,000	PAR Technology Corp.[1]	6,472,283	22,893,500

		6,744,873	24,269,245

	IT Consulting & Other Services (2.32%)
450,000	Endava plc, ADR [1,2]	13,125,641	38,110,500

	Semiconductor Equipment (5.30%)
320,000	Advanced Energy Industries, Inc.	21,702,960	34,934,400
535,800	Ichor Holdings Ltd.[1,2]	13,502,026	28,826,040
255,000	Nova Measuring Instruments Ltd.[1,2]	8,116,968	23,207,550

		43,321,954	86,967,990

	Semiconductors (1.35%)
875,000	Allegro MicroSystems, Inc.[1]	12,250,000	22,181,250

	Systems Software (5.05%)
333,775	Dynatrace, Inc.[1,3]	6,243,606	16,101,306
862,131	Ping Identity Holding Corp.[1]	16,851,257	18,906,533
70,000	Qualys, Inc.[1]	1,963,529	7,334,600
430,000	Sailpoint Technologies Holdings, Inc.[1]	24,471,570	21,775,200
366,000	Varonis Systems, Inc.[1]	7,440,546	18,790,440

		56,970,508	82,908,079

Total Information Technology		204,026,269	354,150,464

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.74%)
	Diversified REITs (0.69%)
350,000	American Assets Trust, Inc.	$9,270,189	$11,354,000

	Industrial REITs (1.08%)
350,000	Rexford Industrial Realty, Inc.	12,654,993	17,640,000

	Specialized REITs (0.97%)
415,000	Americold Realty Trust[3]	8,047,275	15,965,050

Total Real Estate		29,972,457	44,959,050

Special Purpose Acquisition Company (1.55%)
400,000	Jaws Spitfire Acquisition Corp., Cl A1,2	4,095,967	4,100,000
1,979,934	Vesper Healthcare Acquisition Corp., Cl A1	21,777,983	21,383,287

Total Special Purpose Acquisition Company		25,873,950	25,483,287

Total Common Stocks		957,540,540	1,509,103,300

Principal Amount
Short Term Investments (7.83%)
$128,573,373	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $128,573,373; (Fully collateralized by $127,934,200 U.S. Treasury Note, 1.75% due 6/15/2022; Market value - $131,144,856)[5]	128,573,373	128,573,373

Total Investments (99.74%)		$1,086,113,913	1,637,676,673

Cash and Other Assets Less Liabilities (0.26%)			4,287,421

Net Assets			$1,641,964,094

Retail Shares (Equivalent to $36.70 per share based on 7,224,840 shares outstanding)			$265,152,962

Institutional Shares (Equivalent to $37.39 per share based on 35,990,727 shares outstanding)			$1,345,750,815

R6 Shares (Equivalent to $37.40 per share based on 830,578 shares outstanding)			$31,060,317

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At March 31, 2021, the market value of restricted and fair valued securities amounted to $8,772,325 or 0.53% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	March 31, 2021

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2021

Shares		Cost	Value
Common Stocks (99.82%)
Communication Services (16.91%)
	Cable & Satellite (1.47%)
507	Charter Communications, Inc., Cl A1	$198,095	$312,829

	Interactive Media & Services (15.44%)
887	Alphabet, Inc., Cl C1	1,426,447	1,834,875
4,916	Facebook, Inc., Cl A1	1,181,137	1,447,909

		2,607,584	3,282,784

Total Communication Services		2,805,679	3,595,613

Consumer Staples (6.38%)
	Distillers & Vintners (3.06%)
2,855	Constellation Brands, Inc., Cl A	592,731	650,940

	Hypermarkets & Super Centers (2.20%)
1,324	Costco Wholesale Corp.	398,786	466,683

	Personal Products (1.12%)
821	The Estée Lauder Companies, Inc., Cl A	150,546	238,788

Total Consumer Staples		1,142,063	1,356,411

Financials (17.80%)
	Asset Management & Custody Banks (2.54%)
716	BlackRock Inc.	431,463	539,835

	Financial Exchanges & Data (13.22%)
3,194	CME Group, Inc.	596,649	652,310
2,839	Moody’s Corp.	616,435	847,754
1,464	MSCI, Inc.	502,170	613,826
1,977	S&P Global, Inc.	462,402	697,624

		2,177,656	2,811,514

	Property & Casualty Insurance (2.04%)
11,315	Arch Capital Group Ltd.[1,2]	421,351	434,157

Total Financials		3,030,470	3,785,506

Health Care (15.08%)
	Health Care Equipment (3.71%)
3,511	Danaher Corp.	499,101	790,256

	Life Sciences Tools & Services (8.37%)
1,787	Agilent Technologies, Inc.	137,923	227,199
2,983	Iqvia Holdings, Inc.[1]	435,747	576,137
189	Mettler-Toledo International, Inc.[1]	121,919	218,425
1,660	Thermo Fisher Scientific, Inc.	563,979	757,591

		1,259,568	1,779,352

	Managed Health Care (3.00%)
1,714	UnitedHealth Group Incorporated	455,552	637,728

Total Health Care		2,214,221	3,207,336

Industrials (4.24%)
	Aerospace & Defense (1.46%)
2,725	HEICO Corp., Cl A	258,043	309,560

	Research & Consulting Services (2.78%)
6,116	IHS Markit Ltd.[2]	376,063	591,907

Total Industrials		634,106	901,467

Information Technology (35.91%)
	Application Software (10.02%)
1,850	Adobe, Inc.[1]	625,447	879,434
891	Fair Isaac Corp.[1]	375,251	433,071
995	Intuit, Inc.	351,673	381,145
6,263	SS&C Technologies Holdings, Inc.	367,681	437,596

		1,720,052	2,131,246

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (11.11%)
3,763	Fidelity National Information Services, Inc.	$522,722	$529,115
2,508	MasterCard Incorporated, Cl A	683,226	892,973
4,435	Visa, Inc., Cl A	950,608	939,023

		2,156,556	2,361,111

	Electronic Manufacturing Services (1.19%)
1,958	TE Connectivity Ltd.[2]	186,028	252,797

	IT Consulting & Other Services (3.15%)
2,424	Accenture plc, Cl A2	450,158	669,630

	Semiconductors (2.05%)
2,305	Texas Instruments, Inc.	317,092	435,622

	Systems Software (8.39%)
7,570	Microsoft Corporation	1,343,194	1,784,779

Total Information Technology		6,173,080	7,635,185

Materials (1.19%)
	Specialty Chemicals (1.19%)
1,180	Ecolab, Inc.	241,378	252,603

Real Estate (2.31%)

	Specialized REITs (2.31%)
1,501	Alexandria Real Estate Equities, Inc.[3]	225,447	246,614
359	Equinix, Inc.	178,765	243,973

Total Real Estate		404,212	490,587

Total Common Stocks		16,645,209	21,224,708

Principal Amount
Short Term Investments (5.94%)
$1,262,412	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2021, 0.00% due 4/1/2021; Proceeds at maturity - $1,262,412; (Fully collateralized by $1,256,200 U.S. Treasury Note, 1.75% due 6/15/2022; Market value - $1,287,726)[4]	1,262,412	1,262,412

Total Investments (105.76%)		$17,907,621	22,487,120

Liabilities Less Cash and Other Assets (-5.76%)			(1,224,382)

Net Assets			$21,262,738

Retail Shares (Equivalent to $16.02 per share based on 303,054 shares outstanding)			$4,855,293

Institutional Shares (Equivalent to $16.14 per share based on 811,416 shares outstanding)			$13,095,806

R6 Shares (Equivalent to $16.14 per share based on 205,196 shares outstanding)			$3,311,639

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

March 31, 2021	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2021

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$5,751,758,334	$7,974,933,286	$4,938,170,440	$1,561,062,623
“Affiliated” investments	—	677,651,250	185,724,000	—

Total investments, at value	5,751,758,334	8,652,584,536	5,123,894,440	1,561,062,623
Cash	—	31,979	—	—
Receivable for shares sold	3,842,280	5,927,919	3,470,891	3,318,098
Dividends and interest receivable	519,679	2,502,446	1,153,709	54,236
Prepaid expenses	60,994	90,753	53,380	15,623
Receivable for securities sold	—	8,528,873	2,097,749	3,916,685

	5,756,181,287	8,669,666,506	5,130,670,169	1,568,367,265

Liabilities:
Payable for shares redeemed	2,103,953	8,068,413	3,765,997	1,472,304
Trustee fees payable (Note 4)	65,864	90,785	55,031	12,488
Investment advisory fees payable (Note 4)	805	262	33	165
Distribution fees payable (Note 4)	338	69	429	243
Due to custodian bank	—	—	23	2,905,911
Payable for securities purchased	—	—	2,018,896	9,944,618
Payable for borrowings against line of credit	—	16,600,000	—	—
Accrued expenses and other payables	703,574	794,950	725,638	134,460

	2,874,534	25,554,479	6,566,047	14,470,189

Net Assets	$5,753,306,753	$8,644,112,027	$5,124,104,122	$1,553,897,076

Net Assets consist of:
Paid-in capital	$1,637,002,928	$1,245,444,706	$1,642,730,867	$826,762,608
Distributable earnings/(losses)	4,116,303,825	7,398,667,321	3,481,373,255	727,134,468

Net Assets	$5,753,306,753	$8,644,112,027	$5,124,104,122	$1,553,897,076

Retail Shares:
Net Assets	$2,706,941,432	$2,834,998,056	$1,689,014,466	$853,553,289
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,631,638	26,884,500	44,692,547	21,148,874

Net Asset Value and Offering Price Per Share	$109.90	$105.45	$37.79	$40.36

Institutional Shares:
Net Assets	$2,875,474,064	$5,605,037,758	$3,176,755,703	$667,758,289
Shares Outstanding ($0.01 par value; indefinite shares authorized)	24,981,756	51,014,120	79,391,887	15,715,176

Net Asset Value and Offering Price Per Share	$115.10	$109.87	$40.01	$42.49

R6 Shares:
Net Assets	$170,891,257	$204,076,213	$258,333,953	$32,585,498
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,484,946	1,857,165	6,458,323	765,994

Net Asset Value and Offering Price Per Share	$115.08	$109.89	$40.00	$42.54

*Investments in securities, at cost:
Unaffiliated investments	$1,895,970,102	$1,339,216,263	$1,868,426,083	$933,946,121
“Affiliated” investments	—	126,811,248	96,796,123	—

Total investments, at cost	$1,895,970,102	$1,466,027,511	$1,965,222,206	$933,946,121

See Notes to Financial Statements.	29

Baron Funds	March 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2021

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$730,405,014	$1,637,676,673	$22,487,120
“Affiliated” investments	—	—	—

Total investments, at value	730,405,014	1,637,676,673	22,487,120
Cash	—	—	—
Receivable for shares sold	5,298,864	8,175,677	15,776
Dividends and interest receivable	—	201,843	3,371
Prepaid expenses	7,560	15,289	35
Receivable for securities sold	2,818,080	2,354,761	—

	738,529,518	1,648,424,243	22,506,302

Liabilities:
Payable for shares redeemed	399,213	1,359,219	476,662
Trustee fees payable (Note 4)	6,326	10,851	181
Investment advisory fees payable (Note 4)	738	840	2
Distribution fees payable (Note 4)	372	584	678
Due to custodian bank	871,479	—	—
Payable for securities purchased	2,144,107	4,936,985	729,732
Payable for borrowings against line of credit	—	—	—
Accrued expenses and other payables	78,606	151,670	36,309

	3,500,841	6,460,149	1,243,564

Net Assets	$735,028,677	$1,641,964,094	$21,262,738

Net Assets consist of:
Paid-in capital	$394,604,409	$1,017,836,118	$16,586,727
Distributable earnings/(losses)	340,424,268	624,127,976	4,676,011

Net Assets	$735,028,677	$1,641,964,094	$21,262,738

Retail Shares:
Net Assets	$170,498,044	$265,152,962	$4,855,293
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,453,259	7,224,840	303,054

Net Asset Value and Offering Price Per Share	$49.37	$36.70	$16.02

Institutional Shares:
Net Assets	$529,480,804	$1,345,750,815	$13,095,806
Shares Outstanding ($0.01 par value; indefinite shares authorized)	10,456,474	35,990,727	811,416

Net Asset Value and Offering Price Per Share	$50.64	$37.39	$16.14

R6 Shares:
Net Assets	$35,049,829	$31,060,317	$3,311,639
Shares Outstanding ($0.01 par value; indefinite shares authorized)	691,954	830,578	205,196

Net Asset Value and Offering Price Per Share	$50.65	$37.40	$16.14

*Investments in securities, at cost:
Unaffiliated investments	$399,324,179	$1,086,113,913	$17,907,621
“Affiliated” investments	—	—	—

Total investments, at cost	$399,324,179	$1,086,113,913	$17,907,621

30	See Notes to Financial Statements.

March 31, 2021	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2021

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$8,140,759	$27,931,820	$6,575,357	$989,619
Dividends — “Affiliated” investments	—	—	748,500	—
Interest	29	—	—	11
Foreign taxes withheld on dividends	—	(41,621)	(46,613)	—

Total income	8,140,788	27,890,199	7,277,244	989,630

Expenses:
Investment advisory fees (Note 4)	28,513,985	41,815,144	24,851,243	6,919,360
Distribution fees — Retail Shares (Note 4)	3,375,539	3,480,823	2,066,933	1,002,078
Shareholder servicing agent fees and expenses — Retail Shares	170,350	131,170	96,430	55,440
Shareholder servicing agent fees and expenses — Institutional Shares	57,660	104,560	56,455	15,117
Shareholder servicing agent fees and expenses — R6 Shares	3,747	4,413	5,533	695
Reports to shareholders	496,170	456,900	487,800	79,070
Trustee fees and expenses (Note 4)	124,109	169,147	104,308	30,877
Custodian and fund accounting fees	93,795	124,254	92,540	29,289
Registration and filing fees	93,550	117,700	83,150	96,660
Professional fees	63,870	98,805	41,395	32,540
Administration fees	28,954	32,449	28,159	23,817
Line of credit fees	26,156	35,450	21,600	6,694
Insurance expense	23,408	36,939	20,612	3,111
Miscellaneous expenses	2,125	2,126	2,125	2,158

Total operating expenses	33,073,418	46,609,880	27,958,283	8,296,906
Interest expense on borrowings	—	176,767	—	—

Total expenses	33,073,418	46,786,647	27,958,283	8,296,906
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—

Net expenses	33,073,418	46,786,647	27,958,283	8,296,906

Net investment income (loss)	(24,932,630)	(18,896,448)	(20,681,039)	(7,307,276)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	341,659,183	240,385,631	379,339,217	108,312,393
Net realized gain (loss) on investments sold — “Affiliated” investments	—	14,939,208	5,047,899	—
Net realized gain (loss) on foreign currency transactions	—	2,506	(20,746)	(3,423)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	400,832,623	1,021,632,382	499,409,320	155,739,530
Investments — “Affiliated” investments	—	344,132,228	42,246,356	—
Foreign currency translations	—	(5,023)	(2,355)	—

Net gain (loss) on investments	742,491,806	1,621,086,932	926,019,691	264,048,500

Net increase (decrease) in net assets resulting from operations	$717,559,176	$1,602,190,484	$905,338,652	$256,741,224

See Notes to Financial Statements.	31

Baron Funds	March 31, 2021

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2021

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$444,092	$840,372	$69,019
Dividends — “Affiliated” investments	—	—	—
Interest	—	—	—
Foreign taxes withheld on dividends	(8,198)	—	(109)

Total income	435,894	840,372	68,910

Expenses:
Investment advisory fees (Note 4)	2,388,359	6,643,175	56,747
Distribution fees — Retail Shares (Note 4)	236,173	279,807	5,609
Shareholder servicing agent fees and expenses — Retail Shares	21,059	19,780	6,864
Shareholder servicing agent fees and expenses — Institutional Shares	13,920	30,265	5,146
Shareholder servicing agent fees and expenses — R6 Shares	795	585	59
Reports to shareholders	27,215	98,840	1,062
Trustee fees and expenses (Note 4)	14,141	23,276	387
Custodian and fund accounting fees	16,954	24,191	2,126
Registration and filing fees	67,780	97,420	48,264
Professional fees	12,710	17,896	26,227
Administration fees	22,969	23,508	22,194
Line of credit fees	3,282	5,722	116
Insurance expense	1,953	3,551	212
Miscellaneous expenses	2,127	2,156	2,891

Total operating expenses	2,829,437	7,270,172	177,904
Interest expense on borrowings	—	—	—

Total expenses	2,829,437	7,270,172	177,904
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(18,564)	—	(32,953)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(15,305)	—	(63,085)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(438)	—	(15,145)

Net expenses	2,795,130	7,270,172	66,721

Net investment income (loss)	(2,359,236)	(6,429,800)	2,189

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	13,456,674	90,794,043	176,183
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(1,340)	6,879	9
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	27,289,091	263,145,006	1,628,117
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	5	(5)

Net gain (loss) on investments	40,744,425	353,945,933	1,804,304

Net increase (decrease) in net assets resulting from operations	$38,385,189	$347,516,133	$1,806,493

32	See Notes to Financial Statements.

March 31, 2021	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(24,932,630)	$(31,884,054)	$(18,896,448)	$(19,420,956)	$(20,681,039)	$(32,421,633)
Net realized gain (loss)	341,659,183	173,965,572	255,327,345	394,007,115	384,366,370	509,963,898
Change in net unrealized appreciation (depreciation)	400,832,623	841,541,313	1,365,759,587	846,921,993	541,653,321	605,788,312

Increase (decrease) in net assets resulting from operations	717,559,176	983,622,831	1,602,190,484	1,221,508,152	905,338,652	1,083,330,577

Distributions to shareholders from:
Distributable earnings — Retail Shares	(83,393,943)	(40,552,872)	(129,485,010)	(94,740,238)	(172,031,316)	(135,343,515)
Distributable earnings — Institutional Shares	(82,971,616)	(35,026,357)	(238,282,887)	(154,792,579)	(301,283,099)	(205,916,210)
Distributable earnings — R6 Shares	(4,853,119)	(1,921,115)	(8,711,696)	(5,468,144)	(23,695,921)	(14,741,046)

Decrease in net assets from distributions to shareholders	(171,218,678)	(77,500,344)	(376,479,593)	(255,000,961)	(497,010,336)	(356,000,771)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	75,673,513	139,669,263	80,340,968	175,592,079	71,298,536	87,292,783
Proceeds from the sale of shares — Institutional Shares	324,919,314	564,707,309	477,067,378	729,983,269	319,906,694	460,566,456
Proceeds from the sale of shares — R6 Shares	14,078,184	25,089,988	15,476,304	45,272,784	29,328,747	55,606,956
Net asset value of shares issued in reinvestment of distributions — Retail Shares	80,591,772	39,326,659	126,236,649	92,664,059	167,569,328	132,348,628
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	79,896,649	33,774,344	229,490,176	148,813,744	283,821,699	194,127,046
Net asset value of shares issues in reinvestment of distribution — R6 Shares	4,853,119	1,921,116	8,711,697	5,468,144	23,695,921	14,741,046
Cost of shares redeemed — Retail Shares	(205,988,520)	(361,027,993)	(315,105,202)	(559,417,252)	(190,820,960)	(394,679,950)
Cost of shares redeemed — Institutional Shares	(306,856,668)	(514,445,516)	(498,710,115)	(1,046,419,927)	(409,669,452)	(656,020,912)
Cost of shares redeemed — R6 Shares	(11,504,374)	(14,512,092)	(16,571,272)	(36,505,282)	(33,779,654)	(48,024,639)

Increase (decrease) in net assets derived from capital share transactions	55,662,989	(85,496,922)	106,936,583	(444,548,382)	261,350,859	(154,042,586)

Net increase (decrease) in net assets	602,003,487	820,625,565	1,332,647,474	521,958,809	669,679,175	573,287,220

Net Assets:
Beginning of period	5,151,303,266	4,330,677,701	7,311,464,553	6,789,505,744	4,454,424,947	3,881,137,727

End of period	$5,753,306,753	$5,151,303,266	$8,644,112,027	$7,311,464,553	$5,124,104,122	$4,454,424,947

Capital share transactions — Retail Shares
Shares sold	696,308	1,642,554	778,850	2,212,166	1,915,195	3,030,099
Shares issued in reinvestment of distributions	772,248	458,513	1,286,423	1,128,681	4,833,266	4,538,705
Shares redeemed	(1,912,503)	(4,273,435)	(3,149,344)	(7,125,863)	(5,159,617)	(13,787,523)

Net increase (decrease)	(443,947)	(2,172,368)	(1,084,071)	(3,785,016)	1,588,844	(6,218,719)

Capital share transactions — Institutional Shares
Shares sold	2,873,622	6,359,953	4,516,356	9,162,426	8,169,114	15,418,261
Shares issued in reinvestment of distributions	731,587	377,789	2,246,600	1,748,898	7,737,778	6,346,095
Shares redeemed	(2,694,331)	(5,776,850)	(4,694,651)	(12,778,153)	(10,431,540)	(21,608,710)

Net increase (decrease)	910,878	960,892	2,068,305	(1,866,829)	5,475,352	155,646

Capital share transactions — R6 Shares
Shares sold	125,189	283,023	146,364	550,626	744,162	1,807,365
Shares issued in reinvestment of distributions	44,447	21,494	85,267	64,255	646,194	482,049
Shares redeemed	(99,864)	(161,503)	(156,843)	(443,847)	(862,406)	(1,628,737)

Net increase (decrease)	69,772	143,014	74,788	171,034	527,950	660,677

See Notes to Financial Statements.	33

Baron Funds	March 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(7,307,276)	$(6,575,772)	$(2,359,236)	$(2,018,503)
Net realized gain (loss)	108,308,970	101,370,176	13,455,334	2,634,924
Change in net unrealized appreciation (depreciation)	155,739,530	289,129,611	27,289,091	155,505,076

Increase (decrease) in net assets resulting from operations	256,741,224	383,924,015	38,385,189	156,121,497

Distributions to shareholders from:
Distributable earnings — Retail Shares	(52,365,778)	(21,327,179)	(689,834)	(3,490,662)
Distributable earnings — Institutional Shares	(32,020,901)	(7,094,221)	(1,548,437)	(5,396,461)
Distributable earnings — R6 Shares	(1,947,521)	(1,079,435)	(124,992)	(703,371)

Decrease in net assets from distributions to shareholders	(86,334,200)	(29,500,835)	(2,363,263)	(9,590,494)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	198,681,322	260,053,140	27,336,268	43,462,691
Proceeds from the sale of shares — Institutional Shares	279,510,800	280,583,112	204,087,658	131,761,478
Proceeds from the sale of shares — R6 Shares	877,385	354,601	204,569	79,881
Net asset value of shares issued in reinvestment of distributions — Retail Shares	50,408,936	20,703,884	664,220	3,365,849
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	31,726,872	6,811,664	1,456,269	5,225,784
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,942,787	1,079,435	124,992	703,371
Cost of shares redeemed — Retail Shares	(143,108,670)	(160,438,528)	(45,151,110)	(36,475,724)
Cost of shares redeemed — Institutional Shares	(116,519,732)	(94,846,299)	(49,833,078)	(41,814,866)
Cost of shares redeemed — R6 Shares	(160,280)	(107,949)	(381,934)	(694,165)

Increase (decrease) in net assets derived from capital share transactions	303,359,420	314,193,060	138,507,854	105,614,299

Net increase (decrease) in net assets	473,766,444	668,616,240	174,529,780	252,145,302

Net Assets:
Beginning of period	1,080,130,632	411,514,392	560,498,897	308,353,595

End of period	$1,553,897,076	$1,080,130,632	$735,028,677	$560,498,897

Capital share transactions — Retail Shares
Shares sold	4,982,383	9,635,838	550,481	1,112,952
Shares issued in reinvestment of distributions	1,418,771	922,633	14,013	101,381
Shares redeemed	(3,621,591)	(6,246,974)	(905,593)	(1,017,802)

Net increase (decrease)	2,779,563	4,311,497	(341,099)	196,531

Capital share transactions — Institutional Shares
Shares sold	6,483,534	9,983,852	4,049,495	3,119,515
Shares issued in reinvestment of distributions	848,766	290,352	29,983	152,282
Shares redeemed	(2,748,761)	(3,355,186)	(964,057)	(1,124,759)

Net increase (decrease)	4,583,539	6,919,018	3,115,421	2,147,038

Capital share transactions — R6 Shares
Shares sold	19,487	12,697	3,651	2,041
Shares issued in reinvestment of distributions	51,919	45,953	2,572	20,514
Shares redeemed	(3,736)	(4,380)	(7,005)	(16,337)

Net increase (decrease)	67,670	54,270	(782)	6,218

34	See Notes to Financial Statements.

March 31, 2021	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(6,429,800)	$(5,660,071)	$2,189	$14,722
Net realized gain (loss)	90,800,922	38,501,502	176,192	38,112
Change in net unrealized appreciation (depreciation)	263,145,011	231,660,000	1,628,112	2,203,020

Increase (decrease) in net assets resulting from operations	347,516,133	264,501,431	1,806,493	2,255,854

Distributions to shareholders from:
Distributable earnings — Retail Shares	(6,337,567)	(171,734)	—	(5,349)
Distributable earnings — Institutional Shares	(29,923,673)	(593,926)	—	(8,806)
Distributable earnings — R6 Shares	(741,937)	(10,037)	—	(3,041)

Decrease in net assets from distributions to shareholders	(37,003,177)	(775,697)	—	(17,196)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	83,251,938	48,067,529	3,217,695	4,199,326
Proceeds from the sale of shares — Institutional Shares	419,884,182	286,987,230	4,254,687	4,452,049
Proceeds from the sale of shares — R6 Shares	13,458,829	6,223,324	567,127	1,713,710
Net asset value of shares issued in reinvestment of distributions — Retail Shares	6,287,081	170,515	—	5,215
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	28,249,535	560,845	—	8,806
Net asset value of shares issues in reinvestment of distribution — R6 Shares	741,937	10,037	—	3,041
Cost of shares redeemed — Retail Shares	(42,103,923)	(54,092,453)	(2,834,075)	(2,753,121)
Cost of shares redeemed — Institutional Shares	(113,645,887)	(149,219,982)	(244,719)	(2,381,959)
Cost of shares redeemed — R6 Shares	(4,341,975)	(1,671,275)	—	(55,567)

Increase (decrease) in net assets derived from capital share transactions	391,781,717	137,035,770	4,960,715	5,191,500

Net increase (decrease) in net assets	702,294,673	400,761,504	6,767,208	7,430,158

Net Assets:
Beginning of period	939,669,421	538,907,917	14,495,530	7,065,372

End of period	$1,641,964,094	$939,669,421	$21,262,738	$14,495,530

Capital share transactions — Retail Shares
Shares sold	2,370,909	2,148,215	209,463	326,160
Shares issued in reinvestment of distributions	203,927	8,077	—	372
Shares redeemed	(1,215,266)	(2,615,815)	(180,443)	(215,823)

Net increase (decrease)	1,359,570	(459,523)	29,020	110,709

Capital share transactions — Institutional Shares
Shares sold	11,767,688	12,803,664	273,216	338,023
Shares issued in reinvestment of distributions	900,240	26,183	—	624
Shares redeemed	(3,178,692)	(7,127,814)	(15,641)	(177,007)

Net increase (decrease)	9,489,236	5,702,033	257,575	161,640

Capital share transactions — R6 Shares
Shares sold	399,031	262,178	35,715	130,606
Shares issued in reinvestment of distributions	23,636	469	—	216
Shares redeemed	(123,844)	(74,529)	—	(4,279)

Net increase (decrease)	298,823	188,118	35,715	126,543

See Notes to Financial Statements.	35

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the six months ended March 31, 2021.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late-year loss deferral, post-October loss deferral, and wash sale loss deferral.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2021 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$364,250,781	$503,689,356
Baron Growth Fund	28,664,121	312,675,730
Baron Small Cap Fund	392,761,592	611,312,035
Baron Opportunity Fund	472,019,937	233,360,938
Baron Fifth Avenue Growth Fund	227,208,290	50,929,245
Baron Discovery Fund	500,010,015	209,619,728
Baron Durable Advantage Fund	7,103,140	1,085,817

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee or reimburse Fund expenses, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are interested persons (as defined by the 1940 Act) of the Trust. None of these Trustees received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, plus fixed annual fees for the administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the period ended March 31, 2021, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Small Cap Fund	$—	$655,481	$2,327
Baron Opportunity Fund	—	5,065,633	1,158,230

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Overnight Federal Funds Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the six months ended March 31, 2021, Baron Growth Fund had borrowings under the line of credit and incurred interest expense of $176,767. For the 151 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $35.8 million at a weighted average interest rate of 1.19%. At March 31, 2021, Baron Growth Fund had an outstanding balance in the amount of $16,600,000.

6. RESTRICTED SECURITIES

At March 31, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	$40,444,197

(Cost $26,000,460) (0.70% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	$13,464,999
Northvolt AB	9/21/2020	11,729,854
Zymergen, Inc.	7/29/2020	12,123.604

Total Restricted Securities		$37,318,457

(Cost $30,024,991)† (0.43% of Net Assets)

	Baron Small Cap Fund

Name of Issuer	Acquisition Date(s)	Value
Warrants
Whole Earth Brands, Inc.	6/25/2020	$2,989,668

(Cost $0) (0.06% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Butterfly Network, Inc.	2/12/2021	$9,978,000

Private Common Stocks
Space Exploration Technologies Corp.	3/25/21	2,905,911

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	8,639,054
Rivian Automotive, Inc.	7/10/2020-1/19/2021	19,813,220

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	6,529,744
Space Exploration Technologies Corp.	8/4/2020	7,777,794

Total Restricted Securities		$55,643,723

(Cost $40,190,344)† (3.58% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021	$871,479

Private Convertible Preferred Stocks
Rivian Automotive, Inc.	1/19/2021	2,702,031

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,260,225

Total Restricted Securities		$6,833,735

(Cost $7,383,613)† (0.93% of Net Assets)

	Baron Discovery Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Butterfly Network, Inc.	2/12/2021	$8,772,325

(Cost $5,275,000) (0.53% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,706,493,867	$—	$—	$5,706,493,867
Private Preferred Stocks	—	—	40,444,197	40,444,197
Short Term Investments	—	4,820,270	—	4,820,270

Total Investments	$5,706,493,867	$4,820,270	$40,444,197	$5,751,758,334

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,614,737,177	$—	$—	$8,614,737,177
Private Convertible Preferred Stocks†	—	—	37,318,457	37,318,457
Warrants	—	528,902	—	528,902

Total Investments	$8,614,737,177	$528,902	$37,318,457	$8,652,584,536

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,059,823,140	$—	$—	$5,059,823,140
Warrants†	—	1,429,458	2,989,668	4,419,126
Short Term Investments	—	59,652,174	—	59,652,174

Total Investments	$5,059,823,140	$61,081,632	$2,989,668	$5,123,894,440

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,455,781,159	$10,594,213	$9,978,000	$1,476,353,372
Private Common Stocks	—	—	2,905,911	2,905,911
Private Convertible Preferred Stocks†	—	—	28,452,274	28,452,274
Private Preferred Stocks†	—	—	14,307,538	14,307,538
Short Term Investments	—	39,043,528	—	39,043,528

Total Investments	$1,455,781,159	$49,637,741	$55,643,723	$1,561,062,623

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$687,326,464	$25,574,863	$—	$712,901,327
Private Common Stocks			871,479	871,479
Private Convertible Preferred Stocks	—	—	2,702,031	2,702,031
Private Preferred Stocks	—	—	3,260,225	3,260,225
Short Term Investments	—	10,669,952	—	10,669,952

Total Investments	$687,326,464	$36,244,815	$6,833,735	$730,405,014

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,459,429,295	$40,901,680	$8,772,325	$1,509,103,300
Short Term Investments	—	128,573,373	—	128,573,373

Total Investments	$1,459,429,295	$169,475,053	$8,772,325	$1,637,676,673

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$21,224,708	$—	$—	$21,224,708
Short Term Investments	—	1,262,412	—	1,262,412

Total Investments	$21,224,708	$1,262,412	$—	$22,487,120

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Preferred Stocks
Industrials	$23,258,856	$—	$—	$17,185,341	$—	$—	$—	$—	$40,444,197	$17,185,341

Private Partnerships
Financials	182,756	—	602,920	(182,756)	—	(602,920)	—	—	—	—

Total	$23,441,612	$—	$602,920	$17,002,585	$—	$(602,920)	$—	$—	$40,444,197	$17,185,341

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Private Convertible Preferred Stocks
Industrials	$8,377,635	$—	$—	$3,352,219	$—	$—	$—	$—	$11,729,854	$3,352,219
Materials	18,350,623	—	—	7,237,980	—	—	—	—	25,588,603	7,237,980

Private Partnerships
Financials	61,517	—	202,947	(61,517)	—	(202,947)	—	—	—	—

Total	$26,789,775	$—	$202,947	$10,528,682	$—	$(202,947)	$—	$—	$37,318,457	$10,590,199

	Baron Small Cap Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Warrants
Consumer Staples	$—	$—	$—	$—	$—	$—	$2,989,668	$—	$2,989,668	$—

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Health Care	$—	$—	$—	$3,978,000	$6,000,000	$—	$—	$—	$9,978,000	$3,978,000

Private Common Stocks
Industrials	—	—	—	—	2,905,911	—	—	—	2,905,911	—

Private Convertible Preferred Stocks
Consumer Discretionary	7,892,183	—	—	7,421,026	4,500,011	—	—	—	19,813,220	7,421,026
Materials	6,542,346	—	—	2,096,708	—	—	—	—	8,639,054	2,096,708

Private Preferred Stocks
Industrials	4,472,894	—	—	2,800,354	7,034,290	—	—	—	14,307,538	2,800,354

Total	$18,907,423	$—	$	$16,296,088	$20,440,212	$—	$—	$—	$55,643,723	$16,296,088

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Private Common Stocks
Industrials	$—	$—	$—	$—	$871,479	$—	$—	$—	$871,479	$—

Private Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(297,964)	2,999,995	—	—	—	2,702,031	(297,964)

Private Preferred Stocks
Industrials	—	—	—	(251,914)	3,512,139	—	—	—	3,260,225	(251,914)

Total	$—	$—	$	$(549,878)	$7,383,613	$—	$—	$—	$6,833,735	$(549,878)

	Baron Discovery Fund

Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2021
Common Stocks
Health Care	$—	$—	$—	$3,497,325	$5,275,000	$—	$—	$—	$8,772,325	$3,497,325

Total	$—	$—	$—	$3,497,325	$5,275,000	$—	$—	$—	$8,772,325	$3,497,325

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2021 were as follows:

Baron Opportunity Fund

Sector	Company	Fair Value as of March 31, 2021	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2021	Range used on March 31, 2021
Private Convertible Preferred Stocks: Consumer Discretionary	Rivian Automotive, Inc.	$19,813,220	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.66%	(1.79)% - 5.08%
				Discount for lack of marketability	12.41%	12.41%
				Estimated volatility of the returns of equity[1]	53.53%	25.17% - 77.01%
				Scenario Probabilities: Scenario A / Scenario B2	90% -10%	10% - 90%

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[2]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of March 31, 2021, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,895,970,102	$1,466,027,511	$1,965,222,206	$933,946,121	$399,324,179	$1,086,113,913	$17,907,621

Gross tax unrealized appreciation (depreciation)	3,872,889,724	7,186,746,025	3,174,152,187	637,169,248	336,048,408	585,964,294	4,591,084
Gross tax unrealized depreciation	(17,101,492)	(189,000)	(15,479,953)	(10,052,746)	(4,967,573)	(34,401,534)	(11,585)

Net tax unrealized appreciation	3,855,788,232	7,186,557,025	3,158,672,234	627,116,502	331,080,835	551,562,760	4,579,499
Net tax unrealized currency appreciation (depreciation)	—	(5,023)	(2,355)	—	—	722	—
Undistributed (accumulated) ordinary income (loss)	(47,499,039)	(19,440,996)	(41,833,359)	(8,202,754)	(4,099,165)	(9,246,925)	17,266
Undistributed (accumulated) net realized gain (loss)	308,014,632	231,556,315	364,536,735	108,220,720	13,442,598	81,811,419	79,246
Paid-in capital	1,637,002,928	1,245,444,706	1,642,730,867	826,762,608	394,604,409	1,017,836,118	16,586,727

Net Assets	$5,753,306,753	$8,644,112,027	$5,124,104,122	$1,553,897,076	$735,028,677	$1,641,964,094	$21,262,738

As of September 30, 2020, the Funds had capital loss carryforwards as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$—	$—	$—	$—	$—	$96,946

The tax character of distributions paid during the six months ended March 31, 2021 and for the year ended September 30, 2020 was as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$171,218,678	$—	$77,500,344
Baron Growth Fund	—	376,479,593	—	255,000,961
Baron Small Cap Fund	—	497,010,336	—	356,000,771
Baron Opportunity Fund	5,822,164	80,512,036	—	29,500,835
Baron Fifth Avenue Growth Fund	—	2,363,263	239,510	9,350,984
Baron Discovery Fund	—	37,003,177	—	775,697
Baron Durable Advantage Fund	—	—	17,196	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2021, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2021, the officers, trustees, and portfolio managers owned, directly or indirectly, 18.79% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Durable Advantage Fund shareholders.

Baron Funds	March 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2021	Value at March 31, 2021	% of Net Assets at March 31, 2021
“Affiliated” Company as of March 31, 2021:
Choice Hotels International, Inc.	$257,880,000	$—	$—	$63,990,000	$—	$—	3,000,000	$321,870,000	3.72%
Iridium Communications, Inc.	226,383,000	—	8,720,856	131,051,190	7,067,916	—	8,625,000	355,781,250	4.12%

	$484,263,000	$—	$8,720,856	$195,041,190	$7,067,916	$—		$677,651,250

No longer an “Affiliated” Company as of March 31, 2021:
Vail Resorts, Inc.	$436,498,800	$—	$10,141,130	$149,091,038	$7,871,292	$—	2,000,000	$583,320,000	6.75%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2021	Value at March 31, 2021	% of Net Assets at March 31, 2021
“Affiliated” Company as of March 31, 2021:
Installed Building Products, Inc.	$170,431,250	$—	$—	$15,292,750	$—	$502,500	1,675,000	$185,724,000	3.62%

No longer an “Affiliated” Company as of March 31, 2021:
Paya Holdings, Inc. (formerly, FinTech Acquisition Corp. III)[2]	$25,775,000	$10,583,654	$—	$2,001,346	$—	$—	3,500,000	$38,360,000	0.75%
Repay Holdings Corporation	88,762,203	—	6,711,771	(6,582,203)	6,711,771	—	3,500,000	82,180,000	1.60%
UTZ Brands, Inc.	73,390,000	—	4,847,757	26,558,215	1,578,237	246,000	3,899,907	96,678,695	1.89%
Whole Earth Brands, Inc.	16,680,000	—	16,757,891	3,320,000	(3,242,109)	—	—	—	0.00%
Whole Earth Brands, Inc., Warrants Exp 6/25/2025	1,333,420	—	—	1,656,248	—	—	1,403,600	2,989,668	0.06%

	$205,940,623	$10,583,654	$28,317,419	$26,953,606	$5,047,899	$246,000		$220,208,363

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2021.

[2]	No longer an “Affiliated” company due to merger with Paya Holdings, Inc. on October 19, 2020.

11. COVID-19 RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

12. EXECUTIVE ORDER ON SECURITIES INVESTMENTS THAT FINANCE COMMUNIST CHINESE MILITARY COMPANIES

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs) style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.

March 31, 2021	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

12. EXECUTIVE ORDER ON SECURITIES INVESTMENTS THAT FINANCE COMMUNIST CHINESE MILITARY COMPANIES (Continued)

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including a Fund’s ability to sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain. Fund management will continue to monitor developments relating to the Order.

During the six months ended March 31, 2021, none of the Funds owned any CCMC Securities.

Baron Funds	March 31, 2021

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	99.64	(0.55)[1]	14.20	13.65	0.00	(3.39)	(3.39)	109.90	13.88	[2]	1.30	[3]	(1.01)[3]	2,706.9	6.54	[2]

Year Ended September 30,

2020	82.28	(0.72)[1]	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22		1.31		(0.82)	2,498.6	9.28

2019	81.43	(0.56)[1]	6.17	5.61	0.00	(4.76)	(4.76)	82.28	7.82		1.30		(0.73)	2,242.0	11.83

2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		1.30		(0.79)	2,259.7	9.87

2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41		1.31		(0.75)	1,979.1	10.35

2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14		1.31		(0.43)	1,802.6	12.54

2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81		1.31		(0.62)	1,804.3	13.53

2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59		1.31		(0.70)	2,000.5	11.26

2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17		1.32		(0.62)	2,024.2	12.04

2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65		1.33		(0.28)	1,845.6	13.11

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	104.08	(0.43)[1]	14.84	14.41	0.00	(3.39)	(3.39)	115.10	14.02	[2]	1.04	[3]	(0.75)[3]	2,875.5	6.54	[2]

Year Ended September 30,

2020	85.67	(0.52)[1]	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53		1.05		(0.57)	2,505.4	9.28

2019	84.36	(0.38)[1]	6.45	6.07	0.00	(4.76)	(4.76)	85.67	8.11		1.05		(0.48)	1,979.7	11.83

2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1.04		(0.53)	1,315.7	9.87

2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76		1.04		(0.50)	1,021.0	10.35

2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44		1.04		(0.17)	723.3	12.54

2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09		1.04		(0.36)	719.1	13.53

2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90		1.04		(0.43)	689.8	11.26

2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51		1.05		(0.38)	506.1	12.04

2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99		1.06		0.02	386.7	13.11

R6 SHARES

Six Months Ended March 31,

2021	104.07	(0.43)[1]	14.83	14.40	0.00	(3.39)	(3.39)	115.08	14.02	[2]	1.04	[3]	(0.75)[3]	170.9	6.54	[2]

Year Ended September 30,

2020	85.65	(0.52)[1]	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55		1.05		(0.57)	147.3	9.28

2019	84.35	(0.38)[1]	6.44	6.06	0.00	(4.76)	(4.76)	85.65	8.09		1.05		(0.47)	109.0	11.83

2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		1.04		(0.54)	73.5	9.87

2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74		1.04		(0.51)	22.5	10.35

2016[4]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73	[2]	1.04	[3]	(0.52)[3]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

March 31, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	90.65	(0.32)[1]	19.97	19.65	0.00	(4.85)	(4.85)	105.45	22.07	[3]	1.29	[2,4]	(0.62)[4]	2,835.0	0.35	[3]

Year Ended September 30,

2020	78.95	(0.35)[1]	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08		1.30	[2]	(0.44)	2,535.3	1.63

2019	80.68	(0.16)[1]	3.56	3.40	0.00	(5.13)	(5.13)	78.95	5.09		1.29	[2]	(0.21)	2,507.0	1.93

2018	71.77	(0.17)[1]	16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55		1.29	[2]	(0.24)	2,747.8	2.92

2017	67.13	(0.16)[1]	12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47		1.30	[2]	(0.25)	2,666.6	3.32

2016	68.25	0.08 [1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60		1.30	[2]	0.12	2,917.2	4.68

2015	70.46	(0.27)[1]	1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27		1.29	[2]	(0.37)	3,511.2	6.95

2014	68.67	0.06 [1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11		1.29	[2]	0.08	4,076.1	13.15

2013	58.19	(0.12)[1]	16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76		1.30		(0.20)	4,644.2	9.63

2012	46.18	0.20 [1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12		1.32		0.38	4,073.5	13.70

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	94.15	(0.19)[1]	20.76	20.57	0.00	(4.85)	(4.85)	109.87	22.23	[3]	1.03	[2,4]	(0.37)[4]	5,605.0	0.35	[3]

Year Ended September 30,

2020	81.69	(0.16)[1]	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38		1.04	[2]	(0.20)	4,608.4	1.63

2019	83.09	0.03 [1]	3.70	3.73	0.00	(5.13)	(5.13)	81.69	5.36		1.04	[2]	0.03	4,150.9	1.93

2018	73.52	0.01 [1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86		1.03	[2]	0.01	4,134.2	2.92

2017	68.42	0.00 [1,5]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.04	[2]	0.00 [6]	3,433.5	3.32

2016	69.28	0.24 [1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88		1.05	[2]	0.37	3,043.3	4.68

2015	71.33	(0.09)[1]	1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51		1.04	[2]	(0.12)	3,440.4	6.95

2014	69.32	0.20 [1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39		1.04	[2]	0.28	3,694.5	13.15

2013	58.70	0.02 [1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10		1.05		0.04	2,976.7	9.63

2012	46.46	0.45 [1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45		1.06		0.83	1,747.3	13.70

R6 SHARES

Six Months Ended March 31,

2021	94.16	(0.19)[1]	20.77	20.58	0.00	(4.85)	(4.85)	109.89	22.24	[3]	1.03	[2,4]	(0.36)[4]	204.1	0.35	[3]

Year Ended September 30,

2020	81.70	(0.17)[1]	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38		1.04	[2]	(0.20)	167.8	1.63

2019	83.10	0.00 [1,5]	3.73	3.73	0.00	(5.13)	(5.13)	81.70	5.36		1.04	[2]	0.00 [6]	131.6	1.93

2018	73.52	(0.00)[1,5]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88		1.04	[2]	(0.00)[6]	107.4	2.92

2017	68.42	(0.11)[1]	12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79		1.05	[2]	(0.15)	12.5	3.32

2016[7]	60.02	(0.15)[1]	8.55	8.40	0.00	0.00	0.00	68.42	14.00	[3]	1.05	[2,4]	(0.33)[4]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Interest expense rounds to less than 0.01%.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	35.06	(0.19)[1]	7.04	6.85	0.00	(4.12)	(4.12)	37.79	20.58 [2]	1.30	[3]	(1.00)[3]	1,689.0	8.23	[2]

Year Ended September 30,

2020	29.44	(0.29)[1]	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1.31		(0.98)	1,511.3	16.93

2019	33.68	(0.27)[1]	(1.36)	(1.63)	0.00	(2.61)	(2.61)	29.44	(4.17)	1.31		(0.95)	1,451.9	13.44

2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19

2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[4]	(0.15)	1,730.3	28.95

2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[4]	(0.64)	1,826.3	10.25

2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66

2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41

2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35

2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	36.86	(0.15)[1]	7.42	7.27	0.00	(4.12)	(4.12)	40.01	20.72 [2]	1.04	[3]	(0.75)[3]	3,176.8	8.23	[2]

Year Ended September 30,

2020	30.74	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	1.05		(0.74)	2,724.6	16.93

2019	34.95	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.74	(3.91)	1.05		(0.69)	2,267.3	13.44

2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19

2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[4]	0.06	2,404.6	28.95

2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[4]	(0.41)	1,680.7	10.25

2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66

2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41

2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35

2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02

R6 SHARES

Six Months Ended March 31,

2021	36.85	(0.15)[1]	7.42	7.27	0.00	(4.12)	(4.12)	40.00	20.73 [2]	1.04	[3]	(0.75)[3]	258.3	8.23	[2]

Year Ended September 30,

2020	30.73	(0.23)[1]	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	1.05		(0.74)	218.5	16.93

2019	34.94	(0.21)[1]	(1.39)	(1.60)	0.00	(2.61)	(2.61)	30.73	(3.91)	1.05		(0.70)	161.9	13.44

2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19

2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[4]	(0.28)	101.8	28.95

2016[5]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [2]	1.06	[3,4]	(0.85)[3]	3.7	10.25

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Interest expense rounds to less than 0.01%.
[5]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

50	See Notes to Financial Statements.

March 31, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	35.11	(0.23)[1]	8.26	8.03	0.00	(2.78)	(2.78)	40.36	23.96	[4]	1.31	[5]	(1.16)[5]	853.5	17.78	[4]

Year Ended September 30,

2020	21.53	(0.30)[1]	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25		1.34	[3]	(1.14)	644.9	42.52

2019	22.02	(0.22)[1]	0.66	0.44	0.00	(0.93)	(0.93)	21.53	2.51		1.34	[3]	(1.07)	302.6	37.10

2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	22.02	37.41		1.37	[3]	(1.13)	363.6	23.97

2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	18.53	24.32		1.41	[3]	(1.18)	201.4	32.62

2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	16.87	9.19		1.41	[3]	(0.83)	207.0	32.38

2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	17.12	(2.70)		1.38	[3]	(1.10)	232.2	41.87

2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	18.61	2.87	[2]	1.35		(1.24)	331.2	63.40

2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	19.26	25.39		1.37		(1.02)	359.9	70.44

2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	15.61	21.67		1.39		(1.16)	332.4	88.56

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	36.79	(0.19)[1]	8.67	8.48	0.00	(2.78)	(2.78)	42.49	24.10	[4]	1.05	[5]	(0.91)[5]	667.8	17.78	[4]

Year Ended September 30,

2020	22.42	(0.25)[1]	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82		1.08	[3]	(0.88)	409.5	42.52

2019	22.83	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.42	2.78		1.09	[3]	(0.82)	94.4	37.10

2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	22.83	37.73		1.11	[3]	(0.88)	96.4	23.97

2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.08	24.65		1.14	[3]	(0.92)	51.7	32.62

2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	17.27	9.44		1.13	[3]	(0.46)	43.3	32.38

2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	17.45	(2.38)		1.10	[3]	(0.84)	91.7	41.87

2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	18.89	3.10	[2]	1.08		(0.97)	109.4	63.40

2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	19.49	25.74		1.11		(0.79)	101.3	70.44

2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	15.75	22.00		1.13		(0.90)	62.5	88.56

R6 SHARES

Six Months Ended March 31,

2021	36.82	(0.19)[1]	8.69	8.50	0.00	(2.78)	(2.78)	42.54	24.13	[4]	1.05	[5]	(0.91)[5]	32.6	17.78	[4]

Year Ended September 30,

2020	22.45	(0.24)[1]	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71		1.08	[3]	(0.87)	25.7	42.52

2019	22.86	(0.18)[1]	0.70	0.52	0.00	(0.93)	(0.93)	22.45	2.78		1.08	[3]	(0.81)	14.5	37.10

2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	22.86	37.83		1.09	[3]	(0.82)	14.0	23.97

2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	19.09	24.64		1.12	[3]	(0.89)	1.0	32.62

2016[6]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	17.28	2.37	[4]	1.12	[3,5]	(1.25)[5]	0.5	32.38

[1]	Based on average shares outstanding.
[2]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	51

Baron Funds	March 31, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain on investments ($)		Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	46.62	(0.22)[1]	3.15		2.93	0.00	(0.18)	(0.18)	49.37	6.30	[2,4]	1.02	[5]	(0.02)[5]	1.00	[5]	(0.87)[5]	170.5	7.98	[4]

Year Ended September 30,

2020	32.10	(0.26)[1]	15.77		15.51	0.00	(0.99)	(0.99)	46.62	49.56	[2]	1.05		(0.05)	1.00		(0.70)	176.9	11.57

2019	31.02	0.07 [1]	1.01		1.08	0.00	0.00	0.00	32.10	3.48	[2]	1.06		(0.06)	1.00		0.23	115.5	21.24

2018	24.04	(0.17)[1]	7.15		6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81

2017	19.35	(0.11)[1]	4.80		4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94

2016	16.91	(0.08)[1]	2.52		2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30

2015	16.83	(0.09)[1]	0.17	[7]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54

2014	14.42	(0.05)[1]	2.46		2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84

2013	11.83	0.02 [1]	2.57		2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91

2012	8.98	(0.03)[1]	2.88		2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	47.75	(0.16)[1]	3.23		3.07	0.00	(0.18)	(0.18)	50.64	6.45	[2,4]	0.76	[5]	(0.01)[5]	0.75	[5]	(0.62)[5]	529.5	7.98	[4]

Year Ended September 30,

2020	32.80	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[2]	0.78		(0.03)	0.75		(0.45)	350.5	11.57

2019	31.62	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.80	3.73	[2]	0.80		(0.05)	0.75		0.56	170.4	21.24

2018	24.44	(0.10)[1]	7.28		7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81

2017	19.62	(0.05)[1]	4.87		4.82	0.00	0.00	0.00	24.44	24.57		0.84	[3]	0.00	0.84		(0.24)	89.5	13.94

2016	17.10	(0.03)[1]	2.55		2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30

2015	17.00	(0.04)[1]	0.16	[7]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54

2014	14.53	(0.01)[1]	2.48		2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84

2013	11.89	0.05 [1]	2.59		2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91

2012	9.00	(0.01)[1]	2.90		2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07

R6 SHARES

Six Months Ended March 31,

2021	47.76	(0.16)[1]	3.23		3.07	0.00	(0.18)	(0.18)	50.65	6.44	[2,4]	0.75	[5]	(0.00)[5,6]	0.75	[5]	(0.62)[5]	35.0	7.98	[4]

Year Ended September 30,

2020	32.81	(0.17)[1]	16.15		15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[2]	0.78		(0.03)	0.75		(0.45)	33.1	11.57

2019	31.63	0.17 [1]	1.01		1.18	0.00	0.00	0.00	32.81	3.73	[2]	0.79		(0.04)	0.75		0.54	22.5	21.24

2018	24.45	(0.11)[1]	7.29		7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81

2017	19.63	(0.06)[1]	4.88		4.82	0.00	0.00	0.00	24.45	24.55		0.84	[3]	0.00	0.84		(0.27)	4.7	13.94

2016[8]	17.03	(0.05)[1]	2.65		2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than 0.01%.
[7]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[8]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

52	See Notes to Financial Statements.

March 31, 2021	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	28.17	(0.20)[1]	9.79	9.59	0.00	(1.06)	(1.06)	36.70	34.77	[6]	1.31	[7]	0.00	1.31	[7]	(1.19)[7]	265.2	17.57	[6]

Year Ended September 30,

2020	19.41	(0.24)[1]	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33		1.35		0.00	1.35		(1.09)	165.2	43.36

2019	23.77	(0.22)[1]	(2.64)	(2.86)	0.00	(1.50)	(1.50)	19.41	(11.93)[3]		1.36		(0.01)	1.35		(1.10)	122.7	55.94

2018	17.56	0.09 [1]	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25

2017	13.40	(0.17)[1]	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97

2016	11.13	0.16 [1]	2.38	2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74

2015	11.68	(0.13)[1]	(0.42)	(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82

2014	10.00	(0.10)[1]	1.78 [2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	28.65	(0.16)[1]	9.96	9.80	0.00	(1.06)	(1.06)	37.39	34.92	[6]	1.05	[7]	0.00	1.05	[7]	(0.92)[7]	1,345.7	17.57	[6]

Year Ended September 30,

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.82)	759.2	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.10		0.00	1.10		(0.88)	409.4	55.94

2018	17.74	0.01 [1]	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25

2017	13.50	(0.13)[1]	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97

2016	11.19	0.12 [1]	2.46	2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74

2015	11.71	(0.10)[1]	(0.42)	(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82

2014	10.00	(0.08)[1]	1.79 [2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Six Months Ended March 31,

2021	28.65	(0.16)[1]	9.97	9.81	0.00	(1.06)	(1.06)	37.40	34.95	[6]	1.05	[7]	0.00	1.05	[7]	(0.92)[7]	31.1	17.57	[6]

Year Ended September 30,

2020	19.68	(0.19)[1]	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77		1.08		0.00	1.08		(0.83)	15.3	43.36

2019	24.03	(0.18)[1]	(2.67)	(2.85)	0.00	(1.50)	(1.50)	19.68	(11.75)		1.09		0.00	1.09		(0.88)	6.8	55.94

2018	17.74	0.03 [1]	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25

2017	13.50	(0.12)[1]	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97

2016[5]	12.89	(0.01)[1]	0.62	0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	53

Baron Funds	March 31, 2021

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2021	14.47	(0.01)[1]		1.56	1.55	0.00	0.00	0.00	16.02	10.71	[3,4]	2.42	[5]	(1.47)[5]	0.95	[5]	(0.16)[5]		4.9	6.54	[4]

Year Ended September 30,

2020	11.77	(0.00)[1,2]		2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[3]	2.80		(1.85)	0.95		(0.01)		4.0	16.55

2019	10.74	0.03	[1]	1.03	1.06	(0.03)	0.00	(0.03)	11.77	9.97	[3]	6.22		(5.27)	0.95		0.25		1.9	13.23

2018[6]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[3,4]	7.45	[5]	(6.50)[5]	0.95	[5]	0.19	[5]	0.6	5.85	[4]

INSTITUTIONAL SHARES

Six Months Ended March 31,

2021	14.56	0.01	[1]	1.57	1.58	0.00	0.00	0.00	16.14	10.85	[3,4]	1.92	[5]	(1.22)[5]	0.70	[5]	0.09	[5]	13.1	6.54	[4]

Year Ended September 30,

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	2.40		(1.70)	0.70		0.22		8.0	16.55

2019	10.76	0.06	[1]	1.03	1.09	(0.03)	0.00	(0.03)	11.82	10.23	[3]	4.91		(4.21)	0.70		0.52		4.7	13.23

2018[6]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[3,4]	5.71	[5]	(5.01)[5]	0.70	[5]	0.46	[5]	3.0	5.85	[4]

R6 SHARES

Six Months Ended March 31,

2021	14.56	0.01	[1]	1.57	1.58	0.00	0.00	0.00	16.14	10.85	[3,4]	1.85	[5]	(1.15)[5]	0.70	[5]	0.09	[5]	3.3	6.54	[4]

Year Ended September 30,

2020	11.82	0.03	[1]	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[3]	1.93		(1.23)	0.70		0.23		2.5	16.55

2019	10.75	0.06	[1]	1.04	1.10	(0.03)	0.00	(0.03)	11.82	10.34	[3]	4.65		(3.95)	0.70		0.53		0.5	13.23

2018[6]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[3,4]	5.24	[5]	(4.54)[5]	0.70	[5]	0.46	[5]	0.4	5.85	[4]

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

54	See Notes to Financial Statements.

March 31, 2021	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing expenses. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20211

	Actual Total Return	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	13.88%	$1,000.00	$1,138.80		1.30%	$6.93
Baron Asset Fund — Institutional Shares	14.02%	$1,000.00	$1,140.20		1.04%	$5.55
Baron Asset Fund — R6 Shares	14.02%	$1,000.00	$1,140.20		1.04%	$5.55
Baron Growth Fund — Retail Shares	22.07%	$1,000.00	$1,220.70		1.29%	$7.14
Baron Growth Fund — Institutional Shares	22.23%	$1,000.00	$1,222.30		1.03%	$5.71
Baron Growth Fund — R6 Shares	22.24%	$1,000.00	$1,222.40		1.03%	$5.71
Baron Small Cap Fund — Retail Shares	20.58%	$1,000.00	$1,205.80		1.30%	$7.15
Baron Small Cap Fund — Institutional Shares	20.72%	$1,000.00	$1,207.20		1.04%	$5.72
Baron Small Cap Fund — R6 Shares	20.73%	$1,000.00	$1,207.30		1.04%	$5.72
Baron Opportunity Fund — Retail Shares	23.96%	$1,000.00	$1,239.60		1.31%	$7.31
Baron Opportunity Fund — Institutional Shares	24.10%	$1,000.00	$1,241.00		1.05%	$5.87
Baron Opportunity Fund — R6 Shares	24.13%	$1,000.00	$1,241.30		1.05%	$5.87
Baron Fifth Avenue Growth Fund — Retail Shares	6.30%	$1,000.00	$1,063.00	[3]	1.00%[4]	$5.14
Baron Fifth Avenue Growth Fund — Institutional Shares	6.45%	$1,000.00	$1,064.50	[3]	0.75%[4]	$3.86
Baron Fifth Avenue Growth Fund — R6 Shares	6.44%	$1,000.00	$1,064.40	[3]	0.75%[4]	$3.86
Baron Discovery Fund — Retail Shares	34.77%	$1,000.00	$1,347.70		1.31%	$7.67
Baron Discovery Fund — Institutional Shares	34.92%	$1,000.00	$1,349.20		1.05%	$6.15
Baron Discovery Fund — R6 Shares	34.95%	$1,000.00	$1,349.50		1.05%	$6.15
Baron Durable Advantage Fund — Retail Shares	10.71%	$1,000.00	$1,107.10	[3]	0.95%[4]	$4.99
Baron Durable Advantage Fund — Institutional Shares	10.85%	$1,000.00	$1,108.50	[3]	0.70%[4]	$3.68
Baron Durable Advantage Fund — R6 Shares	10.85%	$1,000.00	$1,108.50	[3]	0.70%[4]	$3.68

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	March 31, 2021

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2021

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.50		1.29%	$6.49
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.80		1.03%	$5.19
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.80		1.03%	$5.19
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.95	[3]	1.00%[4]	$5.04
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.19	[3]	0.75%[4]	$3.78
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.19	[3]	0.75%[4]	$3.78
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.19	[3]	0.95%[4]	$4.78
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

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www.BaronFunds.com

MARCH 31

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 27, 2021

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 27, 2021